UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 02/29/2012

Item 1 – Report to Stockholders

February 29, 2012

Semi-Annual Report (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Quality Trust (BSE)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Dear Shareholder

Risk assets were advancing at this time last year despite a wave of geopolitical revolutions, soaring oil prices and natural disasters in Japan. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets and risk assets recovered through the month. But a lack of definitive details about Europe’s rescue plan eventually raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw more political instability in Greece, unsustainable yields on Italian government bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated the markets, but investor confidence was easily tempered by sobering news flow.

Investors showed more optimism at the start of 2012. Risk assets rallied through January and February as economic data grew stronger and debt problems in Europe stabilized. In the United States, jobs data signaled solid improvement in the labor market and the Federal Reserve indicated that it would keep short-term interest rates low through 2014. In Europe, policymakers made significant progress toward securing a Greek bailout plan and restructuring the nation’s debt. Nevertheless, considerable headwinds remain. Europe faces a prolonged recession, the US economy still remains somewhat shaky and the risks of additional flare ups of euro-zone debt problems and slowing growth in China weigh heavily on the future of the global economy.

Risk assets, including equities and high yield bonds, recovered their late-summer losses and posted strong returns for the 6-month period ended February 29, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap and emerging-market stocks finished slightly negative. International markets, which experienced some significant downturns in 2011, lagged the broader rebound. Fixed income securities, which benefited from declining yields, advanced over the 6- and 12-month periods. Despite their quality rating downgrade, US Treasury bonds performed particularly well. Municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain. For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times. Visit blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2012

	6-month	12-month

US large cap equities	13.31%	5.12%
(S&P 500® Index)
US small cap equities	12.40	(0.15)
(Russell 2000® Index)
International equities	4.13	(7.45)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	5.27	(0.11)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.00	0.08
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	3.70	17.22
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	2.73	8.37
bonds (Barclays US
Aggregate Bond Index)
Tax-exempt municipal	5.93	12.88
bonds (S&P Municipal
Bond Index)
US high yield bonds	8.62	6.92
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the 12-Month Period Ended February 29, 2012

One year ago, the municipal bond market was steadily recovering from a difficult fourth quarter of 2010 that brought severe losses amid a steepening US Treasury yield curve and a flood of inflated headlines about municipal finance troubles. Retail investors had lost confidence in municipals and retreated from the market. Political uncertainty surrounding the midterm elections and tax policies exacerbated the situation. These conditions combined with seasonal illiquidity weakened willful market participation from the trading community. December 2010 brought declining demand with no comparable reduction in supply as issuers rushed their deals to market before the Build America Bond program was retired. This supply-demand imbalance led to wider quality spreads and higher yields for municipal bonds heading into 2011.

Demand is usually strong at the beginning of a new year, but retail investors continued to move away from municipal mutual funds in the first half of 2011. From the middle of November 2010, outflows persisted for 29 consecutive weeks, totaling $35.1 billion before the trend finally broke in June 2011. However, weak demand was counterbalanced by lower supply in 2011. According to Thomson Reuters, new issuance was down 32% in 2011 as compared to the prior year. While these technical factors were improving, municipalities were struggling to balance their budgets, although the late-2010 predictions for widespread municipal defaults did not materialize. Other concerns that resonated at the beginning of the year, such as rising interest rates, weakening credits and higher rates of inflation, abated as these scenarios also did not come to fruition.

On August 5, 2011, Standard & Poor’s (“S&P”) downgraded the US government’s credit rating from AAA to AA+. While this led to the downgrade of approximately 11,000 municipal issues directly tied to the US debt rating, this represented a very small fraction of the municipal market and said nothing about the individual municipal credits themselves. In fact, demand for municipal bonds increased as severe volatility in US equities drove investors to more stable asset classes. The municipal market benefited from an exuberant Treasury market and continued muted new issuance. As supply remained constrained, demand from both traditional and non-traditional buyers was strong, pushing long-term municipal bond yields lower and sparking a curve-flattening trend that continued through year end. Ultimately, 2011 was one of the strongest performance years in municipal market history. The S&P Municipal Bond Index returned 10.62% in 2011, making municipal bonds a top-performing fixed income asset class for the year.

Market technicals often begin a new year quite strong, only to moderate by the end of February as increasing supply begins to satisfy demand. This theme remained intact for 2012. Overall, the municipal yield curve flattened during the period from February 28, 2011 to February 29, 2012. As measured by Thomson Municipal Market Data, yields declined by 146 basis points (“bps”) to 3.23% on AAA-rated 30-year municipal bonds and by 112 bps to 1.85% on 10-year bonds, while yields on 5-year issues fell 108 bps to 0.68%. While the entire municipal curve flattened over the 12-month time period, the spread between 2- and 30-year maturities tightened by 101 bps, and in the 2- to 10-year range, the spread tightened by 67 bps.

The fundamental picture for municipalities continues to improve. Austerity has been the general theme across the country, while a small number of states continue to rely on a “kick-the-can” approach to close their budget shortfalls, with aggressive revenue projections and accounting gimmicks. It has been over a year since the first highly publicized interview about the fiscal problems plaguing state and local governments. Thus far, the prophecy of widespread defaults across the municipal market has not materialized. In 2011, there were fewer municipal defaults than seen in 2010. Throughout 2011 monetary defaults in the S&P Municipal Bond Index totaled roughly $805 million, representing less than 0.48% of the index. BlackRock maintains the view that municipal bond defaults will remain in the periphery and the overall market is fundamentally sound. We continue to recognize that careful credit research and security selection remain imperative amid uncertainty in this economic environment.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock Maryland Municipal Bond Trust

Trust Overview

BlackRock Maryland Municipal Bond Trust’s (BZM) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and Maryland personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Maryland personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 17.06% based on market price and 7.79% based on net asset value (“NAV”). For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 12.55% based on market price and 9.37% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, municipal bond prices generally rose as the yield curve flattened (longer-term interest rates fell more than shorter-term rates) and credit spreads tightened. Given these market conditions, the Fund’s exposure to longer-maturity bonds and lower-quality investment grade bonds had a significant positive impact on the Fund’s performance. The Fund’s exposure to the health sector also boosted returns as these bonds derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($17.06)[1]	5.56%
Tax Equivalent Yield[2]	8.55%
Current Monthly Distribution per Common Share[3]	$0.0790
Current Annualized Distribution per Common Share[3]	$0.9480
Economic Leverage as of February 29, 2012[4]	36%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents Auction Market Preferred Shares (“AMPS”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to AMPS and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$17.06	$15.02	13.58%	$17.60	$14.61
Net Asset Value	$15.28	$14.61	4.59%	$15.30	$14.55

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
County/City/Special District/School District	22%	21%
Health	19	18
Transportation	18	19
Housing	12	12
Education	11	11
Utilities	9	10
State	6	5
Tobacco	2	3
Corporate	1	1

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	15%	14%
AA/Aa	33	30
A	32	35
BBB/Baa	7	8
BB/Ba	1	1
Not Rated[6]	12	12
[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $1,109,450 and $1,031,990, each representing 2%, respectively, of the Trust’s long-term investments.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	5

Trust Summary as of February 29, 2012	BlackRock MuniHoldings New York Quality Fund, Inc.

Trust Overview

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade New York municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Trust. At all times, however, except during temporary defensive periods, the Trust invests at least 65% of its assets in New York Municipal Bonds. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 18.50% based on market price and 10.62% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 15.15% based on market price and 9.16% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a discount to NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Trust benefited from the declining interest rate environment (bond prices rise when interest rates fall), the flattening of the yield curve (long-term interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Trust’s exposure to zero-coupon bonds and the health sector had a significant impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 29, 2012 ($15.95)[1]	5.98%
Tax Equivalent Yield[2]	9.20%
Current Monthly Distribution per Common Share[3]	$0.0795
Current Annualized Distribution per Common Share[3]	$0.9540
Economic Leverage as of February 29, 2012[4]	40%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents Variable Rate Demand Preferred Shares (“VRDP Shares”) and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$15.95	$13.90	14.75%	$16.13	$13.73
Net Asset Value	$15.36	$14.34	7.11%	$15.43	$14.34

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
Transportation	30%	30%
County/City/Special District/School District	25	25
State	11	11
Education	11	11
Utilities	9	9
Health	6	5
Housing	3	3
Tobacco	3	3
Corporate	2	3

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	9%	10%
AA/Aa	58	56
A	20	16
BBB/Baa	11	13
BB/Ba	1	3
Not Rated	1	2	[6]
[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2011 the market value of these securities was $4,172,122, representing 1% of the Trust’s long-term investments.
6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock New Jersey Municipal Bond Trust

Trust Overview

BlackRock New Jersey Municipal Bond Trust’s (BLJ) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New Jersey gross income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey gross income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 30.28% based on market price and 14.26% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 18.97% based on market price and 11.55% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter-term rates), rising bond prices in the long end of the municipal curve contributed positively to the Trust’s performance. The Trust’s longer-dated holdings in the health, transportation and education sectors experienced the strongest price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($17.18)[1]	5.45%
Tax Equivalent Yield[2]	8.38%
Current Monthly Distribution per Common Share[3]	$0.0780
Current Annualized Distribution per Common Share[3]	$0.9360
Economic Leverage as of February 29, 2012[4]	37%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents AMPS and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to AMPS and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$17.18	$13.60	26.32%	$17.18	$13.56
Net Asset Value	$16.12	$14.55	10.79%	$16.20	$14.55

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
State	30%	20%
Education	17	18
Transportation	16	23
Health	12	12
Housing	8	10
Corporate	7	9
County/City/Special District/School District	5	5
Utilities	5	2
Tobacco	—	1

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	9%	8%
AA/Aa	40	38
A	35	33
BBB/Baa	4	8
BB/Ba	4	4
B	4	4
Not Rated[6]	4	5
[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $1,023,310 and $987,040, each representing 2%, respectively, of the Trust’s long-term investments.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	7

Trust Summary as of February 29, 2012	BlackRock New York Municipal Bond Trust

Trust Overview

BlackRock New York Municipal Bond Trust’s (BQH) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 15.03% based on market price and 10.06% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 15.15% based on market price and 9.16% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Trust benefited from the declining interest rate environment (bond prices rise when interest rates fall), the flattening of the yield curve (long-term interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Trust’s exposure to zero-coupon bonds and the health sector had a significant impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($16.52)[1]	5.96%
Tax Equivalent Yield[2]	9.17%
Current Monthly Distribution per Common Share[3]	$0.0820
Current Annualized Distribution per Common Share[3]	$0.9840
Economic Leverage as of February 29, 2012[4]	36%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$16.52	$14.83	11.40%	$17.05	$14.61
Net Asset Value	$15.87	$14.89	6.58%	$15.94	$14.88

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
County/City/Special District/School District	23%	20%
State	16	20
Utilities	11	6
Corporate	11	9
Transportation	10	9
Health	9	7
Housing	8	13
Education	8	11
Tobacco	4	5

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	11%	11%
AA/Aa	41	43
A	28	20
BBB/Baa	12	16
BB/Ba	1	2
B	—	3
Not Rated	7	5
[5]	Using the higher of S&P’s or Moody’s ratings.
8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock New York Municipal Income Quality Trust

Trust Overview

BlackRock New York Municipal Income Quality Trust’s (BSE) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax, and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (including the alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests primarily in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 16.93% based on market price and 10.02% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 15.15% based on market price and 9.16% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Trust benefited from the declining interest rate environment (bond prices rise when interest rates fall), the flattening of the yield curve (long-term interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Trust’s exposure to zero-coupon bonds and the health sector had a significant impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2012 ($15.38)[1]	5.58%
Tax Equivalent Yield[2]	8.58%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 29, 2012[4]	36%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$15.38	$13.54	13.59%	$17.05	$13.49
Net Asset Value	$15.23	$14.25	6.88%	$15.30	$14.25

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
Transportation	24%	25%
Education	23	29
County/City/Special District/School District	18	16
Utilities	13	10
Health	11	11
State	10	8
Corporate	1	1

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	9%	9%
AA/Aa	51	49
A	23	19
BBB/Baa	11	15
BB/Ba	2	2
Not Rated[6]	4	6
[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $3,308,225, representing 2%, and $8,358,790, representing 6%, respectively, of the Trust’s long-term investments.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	9

Trust Summary as of February 29, 2012	BlackRock New York Municipal Income Trust II

Trust Overview

BlackRock New York Municipal Income Trust II’s (BFY) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 21.32% based on market price and 10.19% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 15.15% based on market price and 9.16% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Trust benefited from the declining interest rate environment (bond prices rise when interest rates fall), the flattening of the yield curve (long-term interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Trust’s exposure to zero-coupon bonds and the health sector had a significant impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($16.88)[1]	5.94%
Tax Equivalent Yield[2]	9.14%
Current Monthly Distribution per Common Share[3]	$0.0835
Current Annualized Distribution per Common Share[3]	$1.0020
Economic Leverage as of February 29, 2012[4]	39%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$16.88	$14.38	17.39%	$16.95	$14.38
Net Asset Value	$15.63	$14.66	6.62%	$15.69	$14.57

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
County/City/Special District/School District	22%	21%
Utilities	14	11
Health	13	12
Education	12	16
Transportation	13	13
Corporate	10	10
Housing	6	6
State	7	6
Tobacco	3	5

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	19%	20%
AA/Aa	34	31
A	28	26
BBB/Baa	10	12
BB/Ba	2	3
B	—	3
Not Rated	7	5
[5]	Using the higher of S&P’s or Moody’s ratings.
10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock Virginia Municipal Bond Trust

Trust Overview

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Virginia personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Virginia personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 13.32% based on market price and 8.71% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 12.55% based on market price and 9.37% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, municipal bond prices generally rose as the yield curve flattened (longer-term interest rates fell more than shorter-term rates) and credit spreads tightened. Given these market conditions, the Fund’s exposure to longer-maturity bonds and lower-quality investment grade bonds had a significant positive impact on the Fund’s performance. The Fund’s exposure to the health sector also boosted returns as these bonds derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($19.60)[1]	5.08%
Tax Equivalent Yield[2]	7.82%
Current Monthly Distribution per Common Share[3]	$0.0830
Current Annualized Distribution per Common Share[3]	$0.9960
Economic Leverage as of February 29, 2012[4]	38%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents AMPS and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to AMPS and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$19.60	$17.77	10.30%	$21.14	$17.77
Net Asset Value	$16.22	$15.33	5.81%	$16.33	$15.27

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
Health	21%	19%
Education	19	15
State	13	6
Transportation	13	13
Housing	10	15
County/City/Special District/School District	9	12
Corporate	7	8
Utilities	6	9
Tobacco	2	3

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	18%	18%
AA/Aa	45	34
A	19	20
BBB/Baa	7	14
Not Rated[6]	11	14
[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $2,735,111 and $2,649,194, each representing 7%, respectively, of the Trust’s long-term investments.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	11

Trust Summary as of February 29, 2012	The Massachusetts Health & Education Tax-Exempt Trust

Trust Overview

The Massachusetts Health & Education Tax-Exempt Trust’s (MHE) (the “Trust”) investment objective is to provide as high a level of current income exempt from both regular federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in tax-exempt obligations (including bonds, notes and capital lease obligations) issued on behalf of Massachusetts not-for-profit health and education institutions (“Massachusetts Health & Education Obligations”). The Trust invests, under normal market conditions, at least 80% of its assets in Massachusetts Health & Education Obligations and at least 80% of its assets in obligations that are rated investment grade at the time of investment. Under normal market conditions, the Trust invests its assets so that at least 80% of the income generated by the Trust is exempt from federal income taxes, including federal alternative minimum tax, and Massachusetts personal income taxes. The Trust invests primarily in long term municipal obligations with maturities of more than ten years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 14.81% based on market price and 12.05% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 12.55% based on market price and 9.37% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter-term rates), rising bond prices in the long end of the municipal curve contributed positively to the Trust’s performance. The Trust’s longer-dated holdings in the health and education sectors experienced the strongest price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 29, 2012 ($14.60)[1]	5.75%
Tax Equivalent Yield[2]	8.85%
Current Monthly Distribution per Common Share[3]	$0.0700
Current Annualized Distribution per Common Share[3]	$0.8400
Economic Leverage as of February 29, 2012[4]	38%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents AMPS and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to AMPS and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.
The	table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$14.60	$13.11	11.37%	$15.00	$13.11
Net Asset Value	$14.14	$13.01	8.69%	$14.15	$13.01

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
Education	50%	50%
Health	26	27
State	14	11
Housing	6	6
Corporate	3	4
Utilities	1	2

Credit Quality Allocations5

	2/29/12	8/31/11
AAA/Aaa	12%	12%
AA/Aa	41	38
A	30	33
BBB/Baa	11	11
Not Rated[6]	6	6
[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $755,544, representing 1%, and $855,291, representing 2%, respectively, of the Trust’s long-term investments.
12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To obtain leverage, the Trusts issue Auction Market Preferred Shares (“AMPS”) or Variable Rate Demand Preferred Shares (“VRDP Shares”) (collectively, “Preferred Shares”). Preferred Shares pay dividends at prevailing short-term interest rates, and the Trusts invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Trust pays higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ Preferred Shares and/or debt securities does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares and borrowings discussed above.

The Trusts may also leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by rating agencies that rate the Preferred Shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue senior securities in the form of equity securities (e.g., Preferred Shares) up to 50% of their total managed assets (each Trust’s total assets less the sum of its accrued liabilities). In addition, each Trust voluntarily limits its economic leverage to 50% of its total managed assets for Trusts with AMPS or 45% for Trusts with VRDP Shares. As of February 29, 2012, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Economic
Leverage
BZM	36%
MHN	40%
BLJ	37%
BQH	36%
BSE	36%
BFY	39%
BHV	38%
MHE	38%

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	13

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, interest rate, and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Maryland — 117.7%

Corporate — 1.0%
Maryland EDC, Refunding RB, Potomac Electric
Power Co., 6.20%, 9/01/22	$250	$307,068
County/City/Special District/School District — 33.9%
City of Annapolis Maryland, Tax Allocation Bonds,
Park Place Project, Series A, 5.35%, 7/01/34	490	475,672
City of Baltimore Maryland, Special Tax Bonds, SO,
Harborview Lot No. 2, 6.50%, 7/01/31	993	1,016,852
County of Anne Arundel Maryland, RB, Community
College Project, 5.25%, 9/01/28	1,870	1,922,435
County of Baltimore Maryland, GO, Metropolitan District,
68th Issue, 5.00%, 8/01/12 (a)	2,000	2,040,960
County of Montgomery Maryland, RB, Metrorail Garage
Projects (a):
5.00%, 6/01/12	500	506,210
5.00%, 6/01/12	1,435	1,452,823
County of Prince George’s Maryland, SO, National
Harbor Project, 5.20%, 7/01/34	1,500	1,459,335
State of Maryland, First Series B, 5.00%, 3/15/22	1,000	1,212,290
State of Maryland, GO, Refunding, State & Local
Facilities Loan Third, Series C, 5.00%, 11/01/20	500	637,740
		10,724,317
Education — 15.9%
Maryland Health & Higher Educational Facilities
Authority, RB:
Board of Child Care, 5.38%, 7/01/32	2,000	2,010,460
Loyola College Issue, 5.00%, 10/01/39	2,000	2,001,400
Maryland Industrial Development Financing Authority,
RB, Our Lady Of Good Counsel School, Series A,
6.00%, 5/01/35	1,000	1,017,480
		5,029,340
Health — 28.5%
County of Howard Maryland, Refunding RB, Vantage
House Facility, Series A, 5.25%, 4/01/33	500	394,110
County of Montgomery Maryland, Refunding RB,
5.00%, 12/01/40	1,000	1,097,860
Gaithersburg Maryland, Refunding RB, Asbury Maryland
Obligation, Series B, 6.00%, 1/01/23	250	276,088
Maryland Health & Higher Educational Facilities
Authority, RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,042,960
Carroll County General Hospital, 6.00%, 7/01/37	1,990	2,002,039
Union Hospital of Cecil County Issue,
5.63%, 7/01/32	1,500	1,510,155

	Par
Municipal Bonds	(000)	Value

Maryland (concluded)

Health (concluded)
Maryland Health & Higher Educational Facilities
Authority, Refunding RB:
Charlestown Community, 6.25%, 1/01/41	$1,000	$1,109,450
Doctor’s Community Hospital, 5.75%, 7/01/38	500	514,290
University of Maryland Medical System,
5.13%, 7/01/39	1,000	1,064,990
		9,011,942
Housing — 11.4%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	1,000	1,024,820
Residential, Series A, 5.05%, 9/01/39	500	520,680
Residential, Series B, 4.75%, 9/01/39	150	153,538
Maryland Community Development Administration,
Refunding RB, Residential, Series B, 5.25%, 9/01/35	1,780	1,909,709
		3,608,747
Transportation — 13.3%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	528,080
Transportation Facilities Project, Series A,
5.75%, 6/01/35	500	527,490
Maryland State Department of Transportation, RB,
Series B, 4.00%, 5/15/22	1,000	1,133,160
Maryland State Transportation Authority, RB, Baltimore/
Washington International Airport, Series B, AMT
(AMBAC), 5.13%, 3/01/24	2,000	2,022,900
		4,211,630
Utilities — 13.7%
City of Baltimore Maryland, Refunding RB, Wastewater
Projects, Series A (NPFGC):
5.20%, 7/01/32	2,250	2,279,025
5.13%, 7/01/42	1,500	1,518,915
Maryland EDC, Refunding RB, CNX Marine
Terminals, Inc., 5.75%, 9/01/25	500	519,195
		4,317,135
Total Municipal Bonds in Maryland		37,210,179

District of Columbia — 3.5%

Transportation — 3.5%
Washington Metropolitan Area Transit Authority, RB,
Transit, Series A, 5.13%, 7/01/32	1,000	1,118,050

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:		BOCES	Board of Cooperative Educational Services	HRB	Housing Revenue Bonds
		CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority
		CIFG	CDC IXIS Financial Guaranty	LRB	Lease Revenue Bonds
		COP	Certificates of Participation	MRB	Mortgage Revenue Bonds
		EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
ACA	American Capital Access Corp.	EDC	Economic Development Corp.	PILOT	Payment in Lieu of Taxes
AGC	Assured Guaranty Corp.	ERB	Economic Revenue Bonds	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.	SO	Special Obligation
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	SONYMA	State of New York Mortgage Agency
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	Syncora	Syncora Guarantee
BHAC	Berkshire Hathaway Assurance Corp.	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	15

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Guam — 2.3%
State — 2.3%
Government of Guam Business Privilege Tax Bonds, RB,
Series A, 5.13%, 1/01/42	$250	$270,982
Government of Guam Limited Obligation Bonds, RB,
Section 30, Series A, 5.63%, 12/01/29	410	437,950
Total Municipal Bonds in Guam		708,932

Multi-State — 6.9%
Housing — 6.9%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (b)(c)	2,000	2,182,920

Puerto Rico — 9.4%
State — 6.3%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	130	141,148
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series D, 5.38%, 7/01/33	350	351,046
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 6.38%, 8/01/39	1,000	1,172,200
Series C, 5.25%, 8/01/40	300	333,168
		1,997,562
Tobacco — 3.1%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.50%, 5/15/39	1,000	981,910
Total Municipal Bonds in Puerto Rico		2,979,472
Total Municipal Bonds — 139.8%		44,199,553

Municipal Bonds Transferred to
Tender Option Bond Trusts (d)

Maryland — 10.3%
Transportation — 10.3%
Maryland State Transportation Authority, RB,
Transportation Facility Project (AGM), 5.00%, 7/01/41	3,000	3,275,100
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 10.3%		3,275,100
Total Long-Term Investments
(Cost — $45,440,782) — 150.1%		47,474,653

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	1,252,813	1,252,813
Total Short-Term Securities
(Cost — $1,252,813) — 4.0%		1,252,813
Total Investments (Cost — $46,693,595) — 154.1%		48,727,466
Other Assets Less Liabilities — 1.2%		393,721
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (4.7)%		(1,500,541)
AMPS, at Redemption Value — (50.6)%		(16,000,642)
Net Assets Applicable to Common Shares — 100.0%		$31,620,004

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional
Tax-Exempt Fund	3,348,424	(2,095,611)	1,252,813	$65
(f)	Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$47,474,653	—	$47,474,653
Short-Term
Securities	$1,252,813	—	—	1,252,813
Total	$1,252,813	$47,474,653	—	$48,727,466
[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 115.1%
Corporate — 3.8%
New York City Industrial Development Agency, Refunding
RB, Terminal One Group Association Project, AMT,
5.50%, 1/01/24 (a)	$1,500	$1,591,860
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	4,500	4,973,355
New York State Energy Research & Development
Authority, Refunding RB, Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%, 2/01/24	3,340	3,522,197
Suffolk County Industrial Development Agency New York,
RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,455,557
Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington, AMT
(AMBAC), 6.25%, 10/01/12	3,530	3,645,360
		18,188,329
County/City/Special District/School District — 28.3%
Amherst Development Corp., RB, University at Buffalo
Foundation Faculty-Student Housing Corp., Series A
(AGM), 4.63%, 10/01/40	4,975	5,210,019
Buffalo & Erie County Industrial Land Development
Corp., RB, Buffalo State College Foundation Housing
Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,088,370
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,640,812
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,754,239
County of Onondaga New York, RB, Syracuse
University Project:
5.00%, 12/01/29	1,135	1,313,229
5.00%, 12/01/36	1,100	1,236,279
Erie County Industrial Development Agency, RB, City
School District of Buffalo Project, Series A,
5.25%, 5/01/31	1,000	1,142,140
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,850	1,903,687
(AGM), 5.00%, 2/15/47	7,530	7,790,312
(FGIC), 5.00%, 2/15/47	1,500	1,543,530
(NPFGC), 4.50%, 2/15/47	14,505	14,278,577
New York City Industrial Development Agency, RB, PILOT:
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	900,928
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/31	3,500	3,347,470
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	8,140	7,571,747
Yankee Stadium (AGC), 6.58%, 3/01/39 (b)	1,380	351,955
Yankee Stadium (FGIC), 5.00%, 3/01/46	9,500	9,649,150
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,200	2,254,318
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,558,728
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,446,320
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,398,350
Future Tax Secured, Series C (FGIC),
5.00%, 2/01/33	10,000	10,684,100
Future Tax Secured, Series E (NPFGC),
5.25%, 2/01/13 (c)	2,455	2,568,765
Future Tax Secured, Series E (NPFGC),
5.25%, 2/01/22	45	46,867
Future Tax Secured, Sub-Series D-1,
5.00%, 11/01/38	1,650	1,852,966
Series B (NPFGC), 5.50%, 2/01/13	110	110,492
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,975,900
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	4,921,432
New York City Transitional Finance Authority, Refunding
RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,003,460

	Par
Municipal Bonds	(000)	Value

New York (continued)
County/City/Special District/School District (concluded)
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	$2,100	$2,203,404
5.00%, 11/15/35	1,150	1,193,654
5.00%, 11/15/44	4,955	5,101,618
New York Liberty Development Corp., Refunding RB,
4 World Trade Center Project:
5.00%, 11/15/31	1,710	1,891,345
5.75%, 11/15/51	2,080	2,363,234
New York State Dormitory Authority, Refunding RB,
School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	5,000	5,413,300
Oneida-Herkimer Solid Waste Management Authority
New York, Refunding RB (AGM), 5.50%, 4/01/13	1,800	1,893,438
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	10,175	11,103,367
St. Lawrence County Industrial Development Agency, RB,
Clarkson University Project:
6.00%, 9/01/34	300	351,720
5.38%, 9/01/41	125	139,738
Syracuse Industrial Development Agency New York, RB,
Carousel Center Project, Series A, AMT (Syncora),
5.00%, 1/01/36	3,100	2,910,900
Tompkins County Industrial Development Agency, RB,
Civic Facility Cornell University Project, Series A,
5.00%, 7/01/37	500	561,890
		134,671,750
Education — 14.2%
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	4,050	4,345,569
Madison County Industrial Development Agency
New York, RB, Colgate University Project, Series A
(AMBAC), 5.00%, 7/01/30	4,000	4,295,680
New York City Industrial Development Agency, RB,
New York University Project (BHAC), 5.00%, 7/01/41	4,500	4,503,690
New York City Industrial Development Agency,
Refunding RB, Nightingale-Bamford School (AMBAC),
5.25%, 1/15/17	1,200	1,241,184
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,424,830
New York State Dormitory Authority, State University
Educational Facilities, Series A, 5.00%, 5/15/29	1,000	1,171,860
New York State Dormitory Authority, LRB, State University
Dormitory Facilities, Series A:
5.00%, 7/01/35	750	820,500
5.00%, 7/01/40	1,500	1,628,655
New York State Dormitory Authority, RB:
Convent Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,052,935
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,119,910
Fordham University, Series A, 5.00%, 7/01/28	175	198,585
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,560,721
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,139,460
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,077,480
Mount Sinai School of Medicine at NYU (NPFGC),
5.00%, 7/01/35	5,100	5,345,208
The New School (AGM), 5.50%, 7/01/43	3,265	3,638,581
New York University, Series 1 (AMBAC),
5.50%, 7/01/40	3,500	4,602,255
New York University, Series B, 5.00%, 7/01/34	400	438,792
New York University, Series C, 5.00%, 7/01/38	2,000	2,153,820
Siena College, 5.13%, 7/01/39	1,345	1,443,871
Tompkins County Development Corp., RB, Ithaca College
Project (AGM):
5.50%, 7/01/33	500	571,350
5.25%, 7/01/36	700	774,452

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	17

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
Education (concluded)
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	$3,150	$3,318,903
5.00%, 12/01/39	1,850	1,981,128
Trust for Cultural Resources, Refunding RB, American
Museum of Natural History, Series A (NPFGC),
5.00%, 7/01/36	6,300	6,517,350
Westchester County Industrial Development Agency
New York, RB, Purchase College Foundation Housing,
Series A (AMBAC), 5.75%, 12/01/31	7,000	7,147,070
		67,513,839
Health — 10.1%
Dutchess County Industrial Development Agency,
RB, Vassar Brothers Medical Center (AGC),
5.50%, 4/01/34	500	554,810
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	3,925	4,424,495
New York City Health & Hospital Corp., Refunding RB,
Health System, Series A, 5.00%, 2/15/30	1,800	1,980,918
New York City Industrial Development Agency, RB,
Royal Charter, New York Presbyterian (AGM),
5.75%, 12/15/29	7,965	8,154,089
New York State Dormitory Authority, MRB, Montefiore
Hospital (NPFGC), 5.00%, 8/01/33	1,000	1,034,820
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,460,533
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	5,889,840
New York & Presbyterian Hospital (AGM),
5.00%, 8/15/36	4,000	4,125,000
New York University Hospitals Center, Series A,
5.00%, 7/01/36	1,000	1,018,680
North Shore-Long Island Jewish Health System,
Series A, 5.00%, 5/01/32	2,000	2,182,680
North Shore-Long Island Jewish Health System,
Series A, 5.25%, 5/01/34	7,375	8,166,116
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	1,825	2,026,535
NYU Hospital Center, Series A, 5.75%, 7/01/31	2,680	2,985,493
NYU Hospital Center, Series A, 6.00%, 7/01/40	1,800	2,019,114
New York State Dormitory Authority, Refunding RB,
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,054,600
		48,077,723
Housing — 4.6%
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	761,085
Series A-1-A, 5.45%, 11/01/46	1,335	1,349,098
Series C, 5.00%, 11/01/26	1,250	1,283,625
Series C, 5.05%, 11/01/36	2,000	2,048,960
Series H-1, 4.70%, 11/01/40	1,000	1,002,100
Series H-2-A, 5.20%, 11/01/35	835	850,272
Series H-2-A, 5.35%, 5/01/41	600	620,862
New York Mortgage Agency, RB, Series 145, AMT,
5.13%, 10/01/37	1,000	1,023,990
New York Mortgage Agency, Refunding RB:
Homeowner Mortgage, Series 83 (NPFGC),
5.55%, 10/01/27	2,100	2,102,667
Series 133, AMT, 4.95%, 10/01/21	685	707,167
Series 143, AMT, 4.85%, 10/01/27	1,085	1,100,581
Series 143, AMT, 4.90%, 10/01/37	915	926,053
Series 143 AMT (NPFGC), 4.85%, 10/01/27	2,000	2,048,800
Series 82 AMT (NPFGC), 5.65%, 4/01/30	705	705,641
Series 97, AMT, 5.50%, 4/01/31	765	765,528
New York State HFA, RB, St. Philip’s Housing, Series A,
AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,007,890

	Par
Municipal Bonds	(000)	Value

New York (continued)
Housing (concluded)
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac),
4.50%, 5/01/25	$1,500	$1,573,095
Yonkers Industrial Development Agency New York,
RB, Monastery Manor Associates LP Project, AMT
(SONYMA), 5.25%, 4/01/37	2,000	2,049,100
		21,926,514
State — 9.0%
New York State Dormitory Authority, ERB, Series C,
5.00%, 12/15/31	2,320	2,628,189
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC),
5.00%, 8/15/28	250	280,535
Mental Health Facilities, Series B,
5.25%, 2/15/14 (c)	1,550	1,694,135
Mental Health Services Facilities Improvement,
Series B (AGM), 5.00%, 2/15/33	4,500	4,966,605
School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	450	482,094
School Districts Financing Program, Series C (AGM),
5.00%, 10/01/37	2,500	2,671,775
School Districts Financing Program, Series D
(NPFGC), 5.00%, 10/01/30	1,240	1,251,433
School Districts Financing Program, Series E
(NPFGC), 5.75%, 10/01/30	6,900	7,076,847
New York State Dormitory Authority, Refunding RB,
Secured Hospital, North General Hospital (Syncora),
5.75%, 2/15/17	2,000	2,075,680
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,000	1,125,180
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,564,432
New York State Urban Development Corp., RB:
Personal Income Tax, Series C-1 (NPFGC),
5.00%, 3/15/13 (c)	3,000	3,148,860
State Personal Income Tax, Series A,
3.50%, 3/15/28	1,660	1,714,647
State Personal Income Tax, State Facilities,
Series A-1 (NPFGC), 5.00%, 3/15/29	2,000	2,143,680
State of New York, GO, Series E, 3.75%, 12/15/31	1,895	1,953,290
		42,777,382
Tobacco — 4.1%
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series A-1 (AMBAC):
5.25%, 6/01/20	5,000	5,294,900
5.25%, 6/01/21	13,275	14,059,685
		19,354,585
Transportation — 32.1%
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	7,370	7,624,781
Series A (NPFGC), 5.00%, 2/15/47	305	315,544
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	6,015	7,481,758
Transportation, Series A, 5.00%, 11/15/27	1,000	1,152,250
Transportation, Series D, 5.25%, 11/15/41	2,250	2,501,145
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	2,000	2,025,220
Series A (AGM), 5.75%, 11/15/32	19,000	19,619,400
Series B, 5.00%, 11/15/34	2,500	2,754,950
Series C (AGM), 4.75%, 7/01/12 (c)	2,535	2,574,571
Transportation, Series F (NPFGC),
5.25%, 11/15/12 (c)	6,300	6,527,304
New York Liberty Development Corp., RB, 1 World Trade
Center Port Authority Construction, 5.25%, 12/15/43	11,500	12,902,425

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)
Transportation (concluded)
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	$5,000	$5,424,850
Series G (AGM), 4.75%, 1/01/29	1,250	1,344,888
Series G (AGM), 4.75%, 1/01/30	1,030	1,104,593
Series G (AGM), 5.00%, 1/01/32	3,450	3,810,835
Niagara Falls Bridge Commission, Refunding RB, Bridge
System, Series A (AGC), 4.00%, 10/01/19	1,600	1,779,936
Port Authority of New York & New Jersey, RB:
Consolidated, 124th Series, 5.00%, 8/01/36	750	750,713
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,806,825
Special Project, JFK International Air Terminal,
Series 6 (NPFGC), 6.25%, 12/01/15	7,830	8,666,244
Special Project, JFK International Air Terminal,
Series 6 (NPFGC), 5.90%, 12/01/17	4,000	4,005,360
Special Project, JFK International Air Terminal,
Series 6 (NPFGC), 5.75%, 12/01/22	26,725	26,726,603
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,360,480
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	1,965	2,050,419
Triborough Bridge & Tunnel Authority, Refunding RB:
Series C, 5.00%, 11/15/38	1,385	1,530,023
Series E (NPFGC), 5.25%, 11/15/23	12,000	12,339,000
Series E (NPFGC), 5.00%, 11/15/32	8,315	8,519,798
		152,699,915
Utilities — 8.9%
Long Island Power Authority, RB, Series A:
5.00%, 5/01/36	2,375	2,584,261
(AMBAC), 5.00%, 9/01/29	3,000	3,233,610
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,784,115
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,670,415
Series A (AGC), 5.75%, 4/01/39	1,000	1,151,660
New York City Municipal Water Finance Authority, RB:
2nd Generation Resolution, Series FF,
5.00%, 6/15/31	1,500	1,711,680
Series B, 5.00%, 6/15/36	3,500	3,731,910
Series DD, 5.00%, 6/15/32	5,750	6,359,730
Series DD (AGM), 4.50%, 6/15/39	2,500	2,604,125
New York City Municipal Water Finance Authority,
Refunding RB:
2nd General Resolution, Fiscal 2011, Series BB,
5.00%, 6/15/31	1,000	1,141,120
Series A (AGM), 4.25%, 6/15/39	1,700	1,751,935
New York State Environmental Facilities Corp., RB:
Long Island Water Corp. Project, Series A, AMT
(NPFGC), 4.90%, 10/01/34	6,000	6,091,500
Revolving Funds, New York City Municipal Water,
Series B, 5.00%, 6/15/36	3,200	3,577,888
New York State Power Authority, RB, Series A,
5.00%, 11/15/38	2,580	2,898,424
		42,292,373
Total Municipal Bonds in New York		547,502,410

Guam — 1.3%
Transportation — 1.0%
Guam International Airport Authority, Refunding RB,
General, Series C, AMT (NPFGC):
5.25%, 10/01/21	3,700	3,705,883
5.25%, 10/01/22	1,050	1,051,512
		4,757,395

	Par
Municipal Bonds	(000)	Value

Guam (concluded)
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	$1,175	$1,267,637
Total Municipal Bonds in Guam		6,025,032

Puerto Rico — 13.2%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	2,500	2,719,175
State — 6.8%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	1,970	2,237,467
Sub-Series C-7, 6.00%, 7/01/27	2,000	2,193,740
Sub-Series C-7, 6.00%, 7/01/28	4,000	4,368,880
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (b):
(AMBAC), 4.66%, 7/01/34	9,300	2,395,029
(AMBAC), 4.67%, 7/01/37	2,200	452,232
(FGIC), 4.62%, 7/01/31	10,280	3,357,345
(FGIC), 4.66%, 7/01/33	5,500	1,536,590
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.50%, 7/01/31	1,855	2,185,635
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	2,500	2,808,600
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A:
5.63%, 8/01/30	1,000	1,061,650
5.75%, 8/01/37	3,000	3,352,530
(AGM), 5.00%, 8/01/40	1,905	2,005,432
Puerto Rico Sales Tax Financing Corp., RB, Senior
Series C, 5.25%, 8/01/40	1,530	1,699,157
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC) (b):
5.75%, 8/01/41	11,000	2,203,520
5.96%, 8/01/43	2,500	446,350
		32,304,157
Transportation — 4.8%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21 (a)	5,025	6,056,733
Puerto Rico Highway & Transportation Authority,
Refunding RB:
4.95%, 7/01/26	3,710	3,990,327
Series CC (AGM), 5.50%, 7/01/29	2,145	2,553,408
Series D, 5.75%, 7/01/12 (c)	10,000	10,188,200
		22,788,668
Utilities — 1.1%
Puerto Rico Aqueduct & Sewer Authority, RB,
Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,800	1,892,736
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/13 (c)	940	1,000,818
Series RR (FGIC), 5.00%, 7/01/24	1,000	1,050,220
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/30	1,000	1,166,280
		5,110,054
Total Municipal Bonds in Puerto Rico		62,922,054
Total Municipal Bonds — 129.6%		616,449,496

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	19

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (d)	(000)	Value

New York — 31.3%
County/City/Special District/School District — 12.3%
City of New York, New York, GO:
Series J, 5.00%, 5/15/23	$6,800	$7,407,036
Sub-Series C-3 (AGC), 5.75%, 8/15/28	10,000	11,923,600
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	18,000	18,683,280
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,718,200
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	13,503	14,823,693
		58,555,809
Education — 3.0%
New York State Dormitory Authority, LRB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/35	4,448	4,938,046
New York State Dormitory Authority, RB, New York
University, Series A:
5.00%, 7/01/38	5,498	5,921,438
(AMBAC), 5.00%, 7/01/37	2,999	3,205,298
		14,064,782
State — 2.4%
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	5,000	5,856,800
New York State Dormitory Authority, RB, Mental
Health Services Facilities, Series C, AMT (AGM),
5.40%, 2/15/33	5,458	5,794,362
		11,651,162
Transportation — 10.3%
Hudson New York Yards Infrastructure Corp., Senior RB,
Series A, 5.75%, 2/15/47	5,999	6,778,707
Metropolitan Transportation Authority, RB, Series A
(NPFGC), 5.00%, 11/15/31	7,002	7,767,123
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	12,000	13,255,080
New York State Thruway Authority, Refunding RB, Series H
(AGM), 5.00%, 1/01/37	8,500	9,093,470
Port Authority of New York & New Jersey, RB:
Consolidated, 169th Series, 5.00%, 10/15/25	8,005	9,233,601
Consolidated, 37th Series (AGM), 5.13%, 7/15/30	2,500	2,625,375
		48,753,356
Utilities — 3.3%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,648,678
Second General Resolution, Series HH,
5.00%, 6/15/32	7,151	8,203,495
Series FF-2, 5.50%, 6/15/40	2,399	2,767,590
		15,619,763
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 31.3%		148,644,872
Total Long-Term Investments
(Cost — $720,997,011) — 160.9%		765,094,368

Short-Term Securities	Shares	Value

BIF New York Municipal Money Fund, 0.00% (e)(f)	20,840,846	$20,840,846
Total Short-Term Securities
(Cost — $20,840,846) — 4.4%		20,840,846
Total Investments (Cost — $741,837,857) — 165.3%		$785,935,214
Other Assets Less Liabilities — 1.2%		5,519,150
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (15.2)%		(72,325,128)
VRDP Shares, at Liquidation Value — (51.3)%		(243,600,000)
Net Assets Applicable to Common Shares — 100.0%		$475,529,236
(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income

BIF New York Municipal
Money Fund	12,792,001	8,048,845	20,840,846	—
(f)	Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term
Investments[1]	—	$765,094,368	—	$765,094,368
Short-Term
Securities	$20,840,846	—	—	20,840,846

Total	$20,840,846	$765,094,368	—	$785,935,214
[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey — 118.3%
Corporate — 11.2%
New Jersey EDA, RB, Continental Airlines Inc. Project,
AMT, 7.00%, 11/15/30 (a)	$2,335	$2,337,942
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	475	521,260
Series B, 5.60%, 11/01/34	395	440,121
Port Authority of New York & New Jersey, RB, Continental
Airlines, Inc. and Eastern Air Lines, Inc. Project,
LaGuardia, 9.13%, 12/01/15	90	90,972
Salem County Utilities Authority, Refunding RB,
Atlantic City Electric, Series A, 4.88%, 6/01/29	750	815,603
		4,205,898
County/City/Special District/School District — 7.6%
City of Margate City New Jersey, GO, Improvement:
5.00%, 1/15/27	230	262,895
5.00%, 1/15/28	110	124,919
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC):
5.50%, 10/01/28	400	510,528
5.50%, 10/01/29	790	1,009,462
Hudson County Improvement Authority, RB,
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	800	886,384
Middlesex County Improvement Authority, RB,
Subordinate, Heldrich Center Hotel, Series B,
6.25%, 1/01/37 (b)(c)	560	50,120
		2,844,308
Education — 21.9%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	500	554,705
Series S, 5.00%, 9/01/36	280	295,097
New Jersey EDA, Refunding RB, School Facilities,
Series GG, 5.25%, 9/01/27	1,345	1,552,090
New Jersey Educational Facilities Authority, RB:
Kean University, Series A, 5.50%, 9/01/36	700	777,077
Montclair State University, Series J, 5.25%, 7/01/38	180	195,205
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	1,010	1,087,679
Georgian Court University, Series D, 5.00%, 7/01/33	150	153,801
New Jersey Institute of Technology, Series H,
5.00%, 7/01/31	210	230,214
University of Medicine & Dentistry, Series B,
7.50%, 12/01/32	450	549,252
New Jersey Higher Education Assistance Authority,
Refunding RB, Series 1A:
5.00%, 12/01/25	165	179,129
5.00%, 12/01/26	125	134,935
5.13%, 12/01/27	300	327,984
5.25%, 12/01/32	300	325,815
New Jersey Higher Education Student Assistance
Authority, RB, Series 1, AMT, 5.75%, 12/01/29	640	713,261
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	1,000	1,097,690
		8,173,934
Health — 18.8%
New Jersey EDA, RB, First Mortgage, Lions Gate Project,
Series A:
5.75%, 1/01/25	150	146,139
5.88%, 1/01/37	265	248,093

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)
Health (concluded)
New Jersey EDA, Refunding RB:
First Mortgage Winchester, Series A,
5.80%, 11/01/31	$1,000	$1,023,310
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	458,212
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	713,072
Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	500	533,185
Meridian Health, Series I (AGC), 5.00%, 7/01/38	250	262,863
Virtua Health (AGC), 5.50%, 7/01/38	400	436,484
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,110	1,120,878
Meridian Health System, 5.00%, 7/01/26	305	338,794
St. Barnabas Health, Series A, 5.00%, 7/01/29	500	509,425
St. Barnabas Health, Series A, 5.63%, 7/01/32	180	193,019
St. Barnabas Health, Series A, 5.63%, 7/01/37	505	532,139
South Jersey Hospital, 5.00%, 7/01/46	500	508,720
		7,024,333
Housing — 6.1%
New Jersey State Housing & Mortgage Finance
Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	560	585,452
Series A, 4.75%, 11/01/29	370	388,160
Series AA, 6.38%, 10/01/28	920	1,018,688
Series AA, 6.50%, 10/01/38	280	302,529
		2,294,829
State — 37.6%
Garden State Preservation Trust, RB, CAB, Series B
(AGM), 5.24%, 11/01/27 (d)	4,000	2,300,840
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/24	500	597,305
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	500	599,705
School Facilities Construction, Series Z (AGC),
5.50%, 12/15/34	1,000	1,118,030
New Jersey EDA, Refunding RB, School Facilities
Construction, Series AA, 5.50%, 12/15/29	500	566,955
New Jersey EDA, Special Assessment Bonds, Refunding,
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,495,722
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
CAB, Series C (AGM), 4.85%, 12/15/32 (d)	1,250	460,525
Series A, 6.00%, 6/15/35	1,275	1,538,339
Series A, 6.00%, 12/15/38	325	374,582
Series A, 5.88%, 12/15/38	555	634,781
Series A, 5.50%, 6/15/41	500	571,055
Series A (AGC), 5.63%, 12/15/28	200	229,002
Series B, 5.25%, 6/15/36	1,000	1,120,080
Series B, 5.00%, 6/15/42	500	542,915
State of New Jersey, COP, Equipment Lease Purchase,
Series A:
5.25%, 6/15/27	600	672,216
5.25%, 6/15/28	200	222,894
		14,044,946
Transportation — 12.5%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.70%, 1/01/22	600	601,512
Series D, 5.00%, 1/01/40	250	266,667

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	21

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey (concluded)
Transportation (concluded)
New Jersey State Turnpike Authority, RB, Series E,
5.25%, 1/01/40	$370	$410,008
Port Authority of New York & New Jersey, RB:
Consolidated, 126th Series, AMT (NPFGC),
5.25%, 5/15/37	2,250	2,279,700
JFK International Air Terminal, 6.00%, 12/01/42	450	502,092
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	525	618,277
		4,678,256
Utilities — 2.6%
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.42%, 9/01/33 (d)	650	224,828
Union County Utilities Authority, New Jersey Solid Waste
System, Refunding RB, County Deficiency Agreement,
Series A, 5.00%, 6/15/41	685	765,892
		990,720
Total Municipal Bonds in New Jersey		44,257,224

Multi-State — 5.8%
Housing — 5.8%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (e)(f)	2,000	2,182,920

Puerto Rico — 9.1%
State — 6.1%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A:
5.75%, 8/01/37	970	1,083,985
6.00%, 8/01/42	500	566,740
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C, 6.00%, 8/01/39	540	620,309
		2,271,034
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC:
(AGC), 5.50%, 7/01/31	670	789,421
(AGM), 5.50%, 7/01/30	275	325,454
		1,114,875
Total Municipal Bonds in Puerto Rico		3,385,909
Total Municipal Bonds — 133.2%		49,826,053

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 16.1%
Education — 3.1%
New Jersey EDA, RB, School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,000	1,150,600
Transportation — 7.8%
New Jersey Transportation Trust Fund Authority,
RB, Transportation System, Series A (AGM),
5.00%, 12/15/32	600	647,784
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, AMT:
106th Series, 5.00%, 10/15/41	1,500	1,598,070
152nd Series, 5.25%, 11/01/35	630	682,469
		2,928,323

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (g)	(000)	Value

New Jersey (concluded)
Utilities — 5.2%
Union County Utilities Authority, Refunding RB, Covanta
Union, Series A, AMT, 5.25%, 12/01/31	$1,780	$1,932,671
Total Municipal Bonds in New Jersey		6,011,594

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	370	410,907
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 17.2%		6,422,501
Total Long-Term Investments
(Cost — $52,105,238) — 150.4%		56,248,554

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	2,701,798	2,701,798
Total Short-Term Securities
(Cost — $2,701,798) — 7.2%		2,701,798
Total Investments (Cost — $54,807,036) — 157.6%		58,950,352
Other Assets Less Liabilities — 1.4%		521,728
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (8.8)%		(3,295,750)
AMPS, at Redemption Value — (50.2)%		(18,775,251)
Net Assets Applicable to Common Shares — 100.0%		$37,401,079

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarket-ing prior to its stated maturity.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
	Shares Held		Shares Held
	at August 31,	Net	at February 29,
Affiliate	2011	Activity	2012	Income

BIF New Jersey
Municipal
Money Fund	1,251,808	1,449,990	2,701,798	—
(i)	Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

•	Financial futures contracts sold as of February 29, 2012 were as follows:
				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
13	10-Year US	Chicago Board	March	$1,706,453	$ (9,978)
	Treasury Note	of Trade	2012
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$56,248,554	—	$56,248,554
Short-Term
Securities	$ 2,701,798	—	—	2,701,798
Total	$ 2,701,798	$56,248,554	—	$58,950,352
[1]	See above Schedule of Investments for values in each sector.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (9,978)	—	—	$ (9,978)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	23

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 113.5%
Corporate — 16.0%
Chautauqua County Industrial Development Agency, RB,
NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$805,650
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	100	108,670
Monroe County Industrial Development Corp.,
Tax-Exempt RB (University of Rochester Project),
Series A, 5.00%, 7/01/41	975	1,062,204
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport,
AMT (a)(b)(d):
7.63%, 8/01/25	750	708,772
7.75%, 8/01/31	1,000	945,000
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	1,100	1,215,709
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	1,695	1,713,306
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	511,545
		7,070,856
County/City/Special District/School District — 33.5%
Amherst Development Corp., RB, University at Buffalo
Foundation Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	250	262,408
4.63%, 10/01/40	140	146,614
Buffalo & Erie County Industrial Land Development
Corp., RB, Buffalo State College Foundation Housing
Corp., 5.38%, 10/01/41	140	152,372
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	566,315
Series D, 5.38%, 6/01/32	1,535	1,553,082
Sub-Series G-1, 6.25%, 12/15/31	250	306,135
Sub-Series I-1, 5.38%, 4/01/36	450	512,235
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGM), 5.00%, 2/15/47	750	775,927
(FGIC), 5.00%, 2/15/47	350	360,157
(NPFGC), 4.50%, 2/15/47	1,100	1,082,829
Monroe County Industrial Development Corp.,
RB, University of Rochester Project, Series A,
5.00%, 7/01/31	500	568,245
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.48%, 3/01/41 (c)	5,155	1,155,751
CAB, Yankee Stadium (AGC), 6.10%, 3/01/42 (c)	500	106,685
CAB, Yankee Stadium (AGC), 6.53%, 3/01/43 (c)	2,000	404,220
CAB, Yankee Stadium (AGC), 6.24%, 3/01/45 (c)	950	170,972
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	112,616
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	500	461,160
Yankee Stadium (FGIC), 5.00%, 3/01/46	175	177,748
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	549,210
Future Tax Secured, Sub-Series D-1,
5.00%, 11/01/38	825	926,483
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	1,015	1,045,034
New York Liberty Development Corp., RB, 4 World Trade
Center Project, Series 2011:
5.00%, 11/15/31	750	829,537
5.75%, 11/15/51	340	386,298

	Par
Municipal Bonds	(000)	Value

New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project:
5.63%, 7/15/47	$1,350	$1,424,074
6.38%, 7/15/49	285	309,273
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/39	150	163,634
St. Lawrence County Industrial Development Agency, RB,
Clarkson University Project, 5.38%, 9/01/41	250	279,475
		14,788,489
Education — 11.6%
Albany Industrial Development Agency, RB, New
Covenant Charter School Project, Series A (b)(d):
7.00%, 5/01/25	200	46,004
7.00%, 5/01/35	130	29,903
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	175	187,771
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-2, 4.50%, 8/01/36	500	500,700
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, Series A, 4.75%, 3/01/26	200	215,614
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	300	347,955
Cornell University, Series A, 5.00%, 7/01/40	150	167,987
New York University, Series 1 (BHAC),
5.50%, 7/01/31	245	319,397
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	325	380,071
University of Rochester, Series A, 5.13%, 7/01/39	215	234,956
University of Rochester, Series A,
5.75%, 7/01/39 (e)	175	174,941
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	141,674
Skidmore College, Series A, 5.00%, 7/01/28	250	284,337
Teachers College, 5.50%, 3/01/39	350	388,339
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, 5.00%, 3/01/26	150	154,688
Tompkins County Development Corp., RB, Ithaca College
Project (AGM), 5.50%, 7/01/33	100	114,270
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	550	579,491
Juilliard School, 5.00%, 1/01/39	550	605,033
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	250	276,887
		5,150,018
Health — 13.9%
Dutchess County Local Development Corp.,
Refunding RB, Health Quest System Inc., Series A,
5.75%, 7/01/30	350	390,943
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project, 5.00%, 12/01/27	150	139,017
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	309,997

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
New York State Association for Retarded
Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	$185	$213,144
New York University Hospital Center, Series A,
5.75%, 7/01/31	220	245,078
New York University Hospital Center, Series B,
5.63%, 7/01/37	260	273,853
North Shore-Long Island Jewish Health System,
Series A, 5.00%, 5/01/32	1,000	1,091,340
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	450	499,693
North Shore-Long Island Jewish Health System,
Series A, 5.75%, 5/01/37	500	567,055
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	350	382,637
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	250	280,785
Saratoga County Industrial Development Agency
New York, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	200	208,548
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	260	263,440
Westchester County Healthcare Corp. New York, RB,
Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	750	790,537
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	500	502,630
		6,158,697
Housing — 6.0%
New York Mortgage Agency, Refunding RB, Series 101,
AMT, 5.40%, 4/01/32	2,145	2,146,330
New York State HFA, RB, Highland Avenue
Senior Apartments, Series A, AMT (SONYMA),
5.00%, 2/15/39	500	506,780
		2,653,110
State — 8.4%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	351,408
Series C, 5.00%, 12/15/31	250	283,210
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	350	376,516
New York State Dormitory Authority, RB, Mental Health
Services Facilities Improvement, Series A (AGM),
5.00%, 2/15/22	335	387,079
State of New York, GO:
Series A, 5.00%, 2/15/39	250	276,400
Series E, 3.75%, 12/15/31	2,000	2,061,520
		3,736,133
Tobacco — 4.9%
New York Counties Tobacco Trust III, RB, Tobacco
Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	695	621,212
TSASC Inc. New York, RB, Tobacco Settlement
Asset-Backed, Series 1, 5.75%, 7/15/12 (f)	1,500	1,531,290
		2,152,502
Transportation — 10.2%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	700	870,695
Series A, 5.63%, 11/15/39	250	281,357

	Par
Municipal Bonds	(000)	Value

New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB:
Consolidated, 126th Series, AMT (NPFGC),
5.25%, 5/15/37	$2,750	$2,786,300
JFK International Air Terminal, 6.00%, 12/01/42	500	557,880
		4,496,232
Utilities — 9.0%
Long Island Power Authority, RB:
5.00%, 5/01/36	250	272,028
General, Series C (CIFG), 5.25%, 9/01/29	500	592,075
Long Island Power Authority, Refunding RB, Series A,
5.50%, 4/01/24	250	294,492
New York City Municipal Water Finance Authority,
RB, Second General Resolution, Series HH,
5.00%, 6/15/32	1,000	1,147,150
New York State Environmental Facilities Corp., Refunding
RB, Revolving Funds, New York City Water Project,
Series D, 5.13%, 6/15/31	1,000	1,007,000
New York State Power Authority, RB, Series A,
5.00%, 11/15/38	600	674,052
		3,986,797
Total Municipal Bonds in New York		50,192,834

Guam — 1.7%
State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	225	244,334
Tobacco — 0.4%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	200	162,628
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	350	352,125
Total Municipal Bonds in Guam		759,087

Multi-State — 6.2%
Housing — 6.2%
Centerline Equity Issuer Trust, 7.20%, 10/31/14 (g)(h)	2,500	2,728,650

Puerto Rico — 14.9%
State — 13.2%
Commonwealth of Puerto Rico, GO, Public Improvement,
Series A, 5.13%, 7/01/31	1,725	1,730,451
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (AMBAC) (c):
4.38%, 7/01/37	2,000	411,120
4.99%, 7/01/44	2,000	254,000
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series D, 5.25%, 7/01/12 (f)	1,980	2,013,719
Puerto Rico Sales Tax Financing Corp., RB, Sub-Series A,
5.75%, 8/01/37	1,000	1,117,510
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.75%, 8/01/41 (c)	1,400	280,448
		5,807,248
Transportation — 1.7%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series D, 5.25%, 7/01/12 (f)	750	762,848
Total Municipal Bonds in Puerto Rico		6,570,096
Total Municipal Bonds — 136.3%		60,250,667

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	25

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (i)	(000)	Value

New York — 10.5%
Transportation — 3.4%
Hudson New York Yards Infrastructure Corp., RB,
Series A, 5.75%, 2/15/47	$700	$790,849
New York Liberty Development Corp., RB, 1 World Trade
Center Port Authority, 5.25%, 6/15/19 (a)(h)	630	706,829
		1,497,678
Utilities — 7.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	405	470,091
Second General Resolution, Fiscal 2012, Series BB,
AMT, 5.00%, 6/15/44	1,500	1,650,349
Suffolk County Water Authority, Refunding RB, New York
Water System, 3.00%, 6/01/25	1,006	1,032,126
		3,152,566
Total Municipal Bonds in New York		4,650,244

Puerto Rico — 1.3%
State — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, Sales Tax,
Series C, 5.25%, 8/01/40	520	577,491
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 11.8%		5,227,735
Total Long-Term Investments
(Cost — $61,600,802) — 148.1%		65,478,402

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (j)(k)	1,116,740	1,116,740
Total Short-Term Securities
(Cost — $1,116,740) — 2.5%		1,116,740
Total Investments (Cost — $62,717,542) — 150.6%		66,595,142
Other Assets Less Liabilities — 6.1%		2,683,221
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (6.7)%		(2,971,398)
VRDP Shares, at Liquidation Value — (50.0)%		(22,100,000)
Net Assets Applicable to Common Shares — 100.0%		$44,206,965

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Non-income producing security.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarket-ing prior to its stated maturity.
(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 29,
Affiliate	2011	Activity	2012	Income
BIF New York
Municipal
Money Fund	951,715	165,025	1,116,740	—
(k)	Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust’s management. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$65,478,402	—	$65,478,402
Short-Term
Securities	$ 1,116,740	—	—	1,116,740
Total	$ 1,116,740	$65,478,402	—	$66,595,142

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 115.6%
Corporate — 1.9%
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	$1,660	$1,834,615
County/City/Special District/School District — 19.4%
City of New York, New York, GO, Series A-1,
5.00%, 8/01/35	200	224,750
Erie County Industrial Development Agency, RB:
5.25%, 5/01/31	200	228,428
City School District of Buffalo Project, Series A
(AGM), 5.75%, 5/01/25	1,000	1,184,770
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGM), 5.00%, 2/15/47	750	775,928
(NPFGC), 4.50%, 2/15/47	1,250	1,230,487
Monroe County Industrial Development Corp., RB,
Series A, 5.00%, 7/01/31	500	568,245
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.58%, 3/01/39 (a)	1,000	255,040
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	150	168,924
Yankee Stadium, (NPFGC), 4.75%, 3/01/46	800	804,504
New York City Transitional Finance Authority, RB:
Future Tax Secured Revenue, Sub-Series D-1,
5.00%, 11/01/38	2,475	2,779,450
Series S-2 (AGM), 5.00%, 1/15/37	850	901,204
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	5,175	5,328,128
4.75%, 11/15/45	500	503,855
New York Liberty Development Corp., RB, 4 World Trade
Center Project:
5.00%, 11/15/31	1,000	1,106,050
5.75%, 11/15/51	670	761,234
New York State Dormitory Authority, Refunding RB,
School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	1,000	1,082,660
Saint Lawrence County Industrial Development Agency,
RB, Clarkson University Project, 5.38%, 9/01/41	175	195,633
Tompkins County Industrial Development Agency, RB,
Civic Facility Cornell University, Series 2008A,
5.00%, 7/01/37	1,000	1,123,780
		19,223,070
Education — 31.2%
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	1,175	1,260,751
Herkimer County Industrial Development Agency
New York, RB, College Foundation, Inc. Student
Housing Project, 6.25%, 8/01/34	1,000	1,010,480
Madison County Industrial Development Agency
New York, RB, Colgate University Project, Series A
(AMBAC), 5.00%, 7/01/30	1,000	1,073,920
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	2,195	2,266,447
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,141,610
New York City Trust for Cultural Resources, Refunding RB,
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	778,253
New York State Dormitory Authority, LRB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/40	600	651,462

	Par
Municipal Bonds	(000)	Value

New York (continued)
Education (concluded)
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora),
5.13%, 7/01/30	$4,000	$4,179,960
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	300	347,955
Cornell University, Series A, 5.00%, 7/01/40	250	279,978
FIT Student Housing Corp. (FGIC),
5.13%, 7/01/14 (b)	2,500	2,780,925
Fordham University, Series A, 5.00%, 7/01/28	500	567,385
Mount Sinai School of Medicine at NYU (NPFGC),
5.00%, 7/01/35	2,400	2,515,392
The New School (AGM), 5.50%, 7/01/43	350	390,047
New York University, Series 2 (AMBAC),
5.00%, 7/01/41	4,000	4,011,320
New York University, Series C, 5.00%, 7/01/38	1,000	1,076,910
Saint Joachim & Anne Residence, 5.25%, 7/01/27	3,000	2,912,160
New York State Dormitory Authority, Refunding RB:
Rochester Institute of Technology, 5.00%, 7/01/40	550	598,406
Skidmore College, Series A, 5.00%, 7/01/27	135	154,360
Tompkins County Development Corp., RB, Ithaca College
Project (AGM), 5.50%, 7/01/33	250	285,675
Trust for Cultural Resources, Refunding RB, American
Museum of Natural History, Series A (NPFGC),
5.00%, 7/01/44	2,500	2,574,325
		30,857,721
Health — 16.6%
Dutchess County Industrial Development Agency,
RB, Vassar Brothers Medical Center (AGC),
5.50%, 4/01/30	500	558,670
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	325	366,359
New York State Dormitory Authority, MRB:
Hospital, Lutheran Medical (NPFGC),
5.00%, 8/01/31	4,500	4,555,305
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	3,000	3,042,240
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,338,600
North Shore — Long Island Jewish Health System,
Series A, 5.00%, 5/01/32	750	818,505
North Shore — Long Island Jewish Health System,
Series A, 5.25%, 5/01/34	1,840	2,037,377
North Shore — Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	350	388,650
NYU Hospital Center, Series A, 5.00%, 7/01/36	500	509,340
NYU Hospital Center, Series A, 6.00%, 7/01/40	250	280,433
New York State Dormitory Authority, Refunding RB:
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	527,300
Winthrop University Hospital Association, Series A
(AMBAC), 5.25%, 7/01/31	2,000	2,006,100
		16,428,879
State — 10.3%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	600	702,816
Series C, 5.00%, 12/15/31	1,500	1,699,260
New York State Dormitory Authority, RB:
Mental Health Services Facilities Improvement,
Series A (AGM), 5.00%, 2/15/22	1,000	1,155,460
School Districts Financing Program, Series D
(NPFGC), 5.00%, 10/01/30	3,500	3,532,270
Third General Resolution, State University
Educational Facilities Issue, 5.00%, 5/15/30	1,500	1,747,755
New York State Urban Development Corp., RB, State
Personal Income Tax, Series A, 3.50%, 3/15/28	1,250	1,291,150
		10,128,711

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	27

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)
Transportation — 26.6%
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	$1,250	$1,293,212
Series A, 5.75%, 2/15/47	1,000	1,129,880
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	932,888
Transportation, Series A, 5.00%, 11/15/27	575	662,544
Transportation, Series D, 5.25%, 11/15/41	1,750	1,945,335
Metropolitan Transportation Authority, Refunding RB:
Series A (AGM), 5.00%, 11/15/30	3,000	3,072,810
Series A (AMBAC), 5.00%, 7/01/30	2,600	2,630,524
Series B, 5.00%, 11/15/34	540	595,069
New York State Thruway Authority, Refunding RB,
Series H (AGM), 5.00%, 1/01/37	4,000	4,279,280
Triborough Bridge & Tunnel Authority, Refunding RB:
(NPFGC), 5.00%, 11/15/32	8,400	8,606,892
Series C, 5.00%, 11/15/38	1,000	1,104,710
		26,253,144
Utilities — 9.6%
Albany Municipal Water Finance Authority, RB, Series A,
5.00%, 12/01/33	1,000	1,130,960
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	500	544,055
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,184,150
Long Island Power Authority, Refunding RB (AGC):
General, Series A, 6.00%, 5/01/33	2,000	2,378,820
Series A, 5.75%, 4/01/39	1,690	1,946,306
New York City Municipal Water Finance Authority, RB,
Series DD, 5.00%, 6/15/32	1,100	1,216,644
New York State Power Authority, RB, Series A,
5.00%, 11/15/38	1,000	1,123,420
		9,524,355
Total Municipal Bonds in New York		114,250,495

Puerto Rico — 10.3%
State — 4.0%
Commonwealth of Puerto Rico, GO, Refunding,
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	1,000	1,096,870
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	500	561,720
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A:
5.75%, 8/01/37	1,000	1,117,510
(AGM), 5.00%, 8/01/40	500	526,360
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC) (a):
5.76%, 8/01/41	1,500	300,480
5.96%, 8/01/43	2,000	357,080
		3,960,020
Transportation — 3.6%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21	2,000	2,410,640
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.50%, 7/01/29	1,000	1,190,400
		3,601,040

	Par
Municipal Bonds	(000)	Value

Puerto Rico (concluded)
Utilities — 2.7%
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC):
5.25%, 7/01/29	$250	$291,195
5.25%, 7/01/30	2,000	2,332,560
		2,623,755
Total Municipal Bonds in Puerto Rico		10,184,815
Total Municipal Bonds — 125.9%		124,435,310

Municipal Bonds Transferred to
Tender Option Bond Trusts (c)
New York — 26.8%
County/City/Special District/School District — 7.8%
City of New York, New York, GO, Sub-Series C-3 (AGC),
5.75%, 8/15/28	1,000	1,192,360
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	5,997	6,544,166
		7,736,526
Education — 5.0%
New York State Dormitory Authority, RB:
New York University, Series A (AMBAC),
5.00%, 7/01/37	2,499	2,671,082
State University Dormitory Facilities, Series A,
5.00%, 7/01/35	1,999	2,219,346
		4,890,428
Transportation — 6.0%
Hudson New York Yards Infrastructure Corp., RB,
5.75%, 2/15/47	1,800	2,033,612
New York Liberty Development Corp., RB,
5.25%, 12/15/43	3,495	3,921,216
		5,954,828
Utilities — 8.0%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	495	574,556
Second General Resolution, Fiscal 2012, Series B,
AMT, 5.00%, 6/15/44	2,011	2,211,468
Second General Resolution, Series HH,
5.00%, 6/15/32	2,249	2,579,715
Series FF-2, 5.50%, 6/15/40	405	467,031
Suffolk County Water Authority, Refunding RB, New York
Water System, 3.00%, 6/01/25	2,041	2,095,061
		7,927,831
Total Municipal Bonds in New York		26,509,613

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax RB,
Series C, 5.25%, 8/01/40	1,010	1,121,665
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 27.9%		27,631,278
Total Long-Term Investments
(Cost — $142,271,184) — 153.8%		152,066,588

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value

New York — 0.1%
City of New York New York, GO, Refunding, VRDN,
Sub-Series H-3 (AGM Insurance, State Street
Bank & Co. SBPA), 0.09%, 2/29/12 (d)	$50	$50,000

	Shares
Money Market Funds — 1.3%
BIF New York Municipal Money Fund, 0.00 (e)(f)	1,307	1,307,454
Total Short-Term Securities
(Cost — $1,357,454) — 1.4%		1,357,454
Total Investments (Cost — $143,628,638) — 155.2%		153,424,042
Other Assets Less Liabilities — 1.3%		1,229,472
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (15.5)%		(15,285,056)
VRDP Shares, at Liquidation Value — (41.0)%		(40,500,000)
Net Assets Applicable to Common Shares — 100.0%		$98,868,458
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
	Shares Held		Shares Held
	at August 31,	Net	at February 29,
Affiliate	2011	Activity	2012	Income

BIF New York
Municipal
Money Fund	3,251,673	(1,944,219)	1,307,454	—
(f)	Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$152,066,588	—	$152,066,588
Short-Term
Securities	$ 1,307,454	50,000	—	1,357,454
Total	$ 1,307,454	$152,116,588	—	$153,424,042
[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	29

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 130.4%
Corporate — 15.4%
Chautauqua County Industrial Development Agency, RB,
NRG Dunkirk Power Project, 5.88%, 4/01/42	$500	$537,100
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	200	217,340
Essex County Industrial Development Agency New York,
Refunding RB, International Paper Co. Project,
Series A, AMT, 5.50%, 10/01/26	625	626,906
Jefferson County Industrial Development Agency
New York, Refunding RB, Solid Waste, Series A, AMT,
5.20%, 12/01/20	750	756,945
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport,
AMT (a)(b):
7.63%, 8/01/25	1,600	1,512,048
7.75%, 8/01/31	1,500	1,417,500
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	1,780	1,967,238
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,400	2,425,920
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,557,725
		12,018,722
County/City/Special District/School District — 33.8%
Amherst Development Corp., RB, University at Buffalo
Foundation Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	500	524,815
4.63%, 10/01/40	275	287,991
Buffalo & Erie County Industrial Land Development
Corp., RB, Buffalo State College Foundation Housing
Corporation Project, 5.38%, 10/01/41	280	304,744
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	566,315
Sub-Series G-1, 6.25%, 12/15/31	250	306,135
Sub-Series I-1, 5.38%, 4/01/36	450	512,235
City of Syracuse New York, GO, Airport Terminal
Security and Access Improvement, Series A (AGM),
4.75%, 11/01/31	500	528,165
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,850	1,903,687
(AGM), 5.00%, 2/15/47	1,550	1,751,314
(AGM), 5.00%, 2/15/47	850	879,384
(NPFGC), 4.50%, 2/15/47	1,510	1,486,429
Monroe County Industrial Development Corp.,
RB, University of Rochester Project, Series A,
5.00%, 7/01/31	1,000	1,136,490
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.89%, 3/01/35 (c)	500	160,060
CAB, Yankee Stadium (AGC), 6.10%, 3/01/42 (c)	1,750	373,397
CAB, Yankee Stadium (AGC), 6.24%, 3/01/45 (c)	500	89,985
Queens Baseball Stadium, 5.00%, 1/01/39	500	461,160
Queens Baseball Stadium, 6.38%, 1/01/39	100	112,616
New York City Transitional Finance Authority, RB:
Building Aid Revenue, Fiscal 2009, Series S-3,
5.25%, 1/15/39	1,300	1,427,946
Building Aid Revenue, Series S-2 (NPFGC),
4.50%, 1/15/31	2,500	2,613,400
Building Aid Revenue, Series S-2 (NPFGC),
4.25%, 1/15/34	250	254,733
Future Tax Secured, Series B, 5.00%, 11/01/12 (d)	1,880	1,939,709
Future Tax Secured, Series B, 5.00%, 11/01/27	3,120	3,204,583
Future Tax Secured, Series D, 5.00%, 11/01/38	825	926,483

	Par
Municipal Bonds	(000)	Value

New York (continued)
County/City/Special District/School District (concluded)
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	$250	$257,398
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,106,050
4 World Trade Center Project, 5.75%, 11/15/51	670	761,234
Second Priority, Bank of America Tower at
One Bryant Park Project, 5.63%, 7/15/47	1,400	1,476,818
Second Priority, Bank of America Tower at
One Bryant Park Project, 6.38%, 7/15/49	500	542,585
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/39	250	272,722
St. Lawrence County Industrial Development Agency, RB,
Clarkson University Project, 6.00%, 9/01/34	150	175,860
		26,344,443
Education — 19.1%
Albany Industrial Development Agency, RB, New
Covenant Charter School Project, Series A (b)(e):
7.00%, 5/01/25	345	79,357
7.00%, 5/01/35	220	50,604
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	250	268,245
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-2, 4.50%, 8/01/36	755	756,057
Geneva Industrial Development Agency New York,
RB, Hobart & William Smith Project, Series A,
5.38%, 2/01/33	2,000	2,067,980
Herkimer County Industrial Development Agency
New York, RB, College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	385	389,035
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, Series A, 4.75%, 3/01/26	350	377,325
New York City Industrial Development Agency, RB:
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	1,250	1,290,687
New York University Project (BHAC), 5.00%, 7/01/41	500	500,410
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora),
5.13%, 7/01/30	2,000	2,089,980
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	500	579,925
Fordham University, Series A, 5.50%, 7/01/36	150	170,261
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	625	730,906
University of Rochester, Series A, 5.13%, 7/01/39	250	273,205
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	283,348
Skidmore College, Series A, 5.25%, 7/01/29	200	230,074
Skidmore College, Series A, 5.25%, 7/01/31	300	340,989
Teachers College, 5.50%, 3/01/39	650	721,201
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, 5.00%, 3/01/26	410	422,812
Tompkins County Development Corp., RB, Ithaca College
Project (AGM), 5.50%, 7/01/33	450	514,215
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	925	974,598
Juilliard School, 5.00%, 1/01/39	1,050	1,155,063
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	500	553,775
		14,820,052

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
Health — 20.6%
Clarence Industrial Development Agency, RB, Bristol
Village Project (Ginnie Mae), 6.00%, 1/20/44	$1,640	$1,698,564
Dutchess County Local Development Corp.,
Refunding RB, Health Quest System Inc., Series A,
5.75%, 7/01/40	300	324,729
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project, 5.00%, 12/01/27	250	231,695
Monroe County Industrial Development Corp., RB, Unity
Hospital Rochester Project (FHA), 5.50%, 8/15/40	425	479,085
New York City Industrial Development Agency, RB,
Eger Harbor Project, Series A (Ginnie Mae),
5.88%, 5/20/44	975	1,035,460
New York State Dormitory Authority, MRB, St. Barnabas,
Series A (FHA), 5.00%, 2/01/31	1,000	1,014,080
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	546,785
New York Hospital Medical Center-Queens (FHA),
4.75%, 2/15/37	305	311,341
New York State Association for Retarded
Children, Inc., Series A, 6.00%, 7/01/32	350	402,031
New York University Hospital Center, Series A,
5.75%, 7/01/31	425	473,446
New York University Hospital Center, Series A,
5.00%, 7/01/36	1,000	1,018,680
New York University Hospital Center, Series B,
5.63%, 7/01/37	530	558,238
North Shore-Long Island Jewish Health System,
Series A, 5.00%, 5/01/32	1,000	1,091,340
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	750	832,822
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,018,300
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	575	628,619
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	500	561,570
Saratoga County Industrial Development Agency
New York, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	350	364,959
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	450	455,954
Westchester County Healthcare Corp. New York, RB,
Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	1,000	1,054,050
Westchester County Healthcare Corp. New York,
Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	150	173,339
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	750	753,945
		16,029,032
Housing — 3.2%
New York City Housing Development Corp., RB,
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,450,786
New York State HFA, RB, Highland Avenue
Senior Apartments, Series A, AMT, (SONYMA),
5.00%, 2/15/39	1,000	1,013,560
		2,464,346
State — 5.8%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	351,408
Series C, 5.00%, 12/15/31	500	566,420
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	800	860,608

	Par
Municipal Bonds	(000)	Value

New York (concluded)
State (concluded)
New York State Urban Development Corp., RB, State
Personal Income Tax, Series B, 5.00%, 3/15/35	$2,000	$2,172,640
State of New York, GO, Series A, 5.00%, 2/15/39	500	552,800
		4,503,876
Tobacco — 5.1%
New York Counties Tobacco Trust III, RB, Tobacco
Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	1,285	1,148,572
TSASC Inc. New York, RB, Tobacco Settlement
Asset-Backed, Series 1, 5.75%, 7/15/12 (d)	2,750	2,807,365
		3,955,937
Transportation — 11.3%
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	750	932,888
Metropolitan Transportation Authority, Refunding RB,
Series A, 5.00%, 11/15/30	5,000	5,128,600
New York Liberty Development Corp., RB, 1 World Trade
Center Port Authority Construction, 5.25%, 12/15/43	500	560,975
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,115,760
Special Project, JFK International Air Terminal,
Series 6 (NPFGC), AMT, 6.25%, 12/01/13	1,000	1,039,950
		8,778,173
Utilities — 16.1%
Long Island Power Authority, RB:
CAB (AGM), 5.25%, 6/01/28 (c)	3,515	2,025,448
General, Series A (AGM), 5.00%, 5/01/36	250	272,028
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,184,150
Long Island Power Authority, Refunding RB, Series A,
5.50%, 4/01/24	500	588,985
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series HH,
5.00%, 6/15/32	1,500	1,720,725
Series B, 5.00%, 6/15/36	600	639,756
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 5.13%, 6/15/34	4,000	4,047,760
New York State Environmental Facilities Corp., RB,
Revolving Funds, New York City Municipal Water,
5.00%, 6/15/36	350	391,331
New York State Environmental Facilities Corp., Refunding
RB, Revolving Funds, New York City Water Project,
Series A, 5.00%, 6/15/37	1,500	1,659,060
		12,529,243
Total Municipal Bonds in New York		101,443,824

Guam — 1.6%

State — 0.7%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	485	526,676
Tobacco — 0.4%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	375	304,928
Utilities — 0.5%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	400	402,428
Total Municipal Bonds in Guam		1,234,032

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	31

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Multi-State — 5.7%
Housing — 5.7%
Centerline Equity Issuer Trust (f)(g):
5.75%, 5/15/15	$500	$536,900
6.00%, 5/15/15	1,500	1,625,475
6.00%, 5/15/19	1,000	1,119,740
6.30%, 5/15/19	1,000	1,123,070
Total Municipal Bonds in Multi-State		4,405,185

Puerto Rico — 9.4%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	500	543,835
State — 5.1%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.40%, 8/01/32 (c)	750	259,965
First Sub-Series A, 6.50%, 8/01/44 (c)	1,000	1,175,990
Senior Series C, 5.25%, 8/01/40	1,015	1,127,218
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (c):
(AMBAC), 5.14%, 8/01/54	5,000	409,900
(NPFGC), 5.76%, 8/01/41	1,500	300,480
(NPFGC), 5.96%, 8/01/43	4,000	714,160
		3,987,713
Transportation — 2.8%
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series CC (AGM), 5.50%, 7/01/30	1,000	1,183,470
Series D, 5.38%, 7/01/12 (d)	1,000	1,017,550
		2,201,020
Utilities — 0.8%
Puerto Rico Electric Power Authority, Refunding RB,
Series W (NPFGC), 5.25%, 7/01/29	500	582,390
Total Municipal Bonds in Puerto Rico		7,314,958
Total Municipal Bonds — 147.1%		114,397,999

Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
New York — 11.8%
County/City/Special District/School District — 3.0%
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	2,250	2,335,410
Transportation — 4.4%
New York Liberty Development Corp., RB, 1 World Trade
Center Port Authority Construction, 5.25%, 12/15/43	1,995	2,238,290
Port Authority of New York & New Jersey, RB,
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,146,310
		3,384,600

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (h)	(000)	Value

New York (concluded)
Utilities — 4.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	$240	$278,573
Second General Resolution, Fiscal 2012, Series B,
AMT, 5.00%, 6/15/44	1,005	1,105,734
Suffolk County Water Authority, Refunding RB, New York
Water System, 3.00%, 6/01/25	1,996	2,048,846
		3,433,153
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 11.8%		9,153,163
Total Long-Term Investments
(Cost — $115,781,778) — 158.9%		123,551,162

Short-Term Securities	Shares
BIF New York Municipal Money Fund,
0.00% (i)(j)	2,688,719	2,688,719
Total Short-Term Securities
(Cost — $2,688,719) — 3.4%		2,688,719
Total Investments (Cost — $118,470,497) — 162.3%		126,239,881
Other Assets Less Liabilities — 1.3%		1,043,474
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (6.6)%		(5,118,024)
VRDP Shares, at Liquidation Value — (57.0)%		(44,400,000)
Net Assets Applicable to Common Shares — 100.0%		$77,765,331
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Non-income producing security.
(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarket-ing prior to its stated maturity.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
	Shares Held		Shares Held
	at August 31,	Net	at February 29,
Affiliate	2011	Activity	2012	Income
BIF New York
Municipal
Money Fund	2,604,133	84,586	2,688,719	—

(j)	Represents the current yield as of report date.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$123,551,162	—	$123,551,162
Short-Term
Securities	$ 2,688,719	—	—	2,688,719
Total	$ 2,688,719	$123,551,162	—	$126,239,881

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	33

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Virginia — 100.9%
Corporate — 11.3%
Chesterfield County EDA, RB, Virginia Electric Power Co.
Project, Series A, AMT, 5.60%, 11/01/31	$500	$514,545
Isle Wight County IDA Virginia, RB, Series A, AMT,
5.70%, 11/01/27	1,300	1,313,598
Louisa IDA, Refunding RB, Virginia Electric & Power Co.
Project, Series A, Mandatory Put Bonds,
5.38%, 11/01/35 (a)	1,000	1,069,760
		2,897,903
County/City/Special District/School District — 14.2%
City of Portsmouth Virginia, GO, Refunding, Series D,
5.00%, 7/15/34	500	566,840
County of Prince William Virginia, RB,
5.00%, 6/01/12 (b)	100	101,242
Dulles Town Center Community Development Authority,
Special Assessment Bonds, Dulles Town Center
Project, 6.25%, 3/01/26	880	880,598
Fairfax County Redevelopment & Housing Authority, RB,
Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,620,735
Mosaic District Community Development Authority, RB,
Special Assessment, Series A, 6.88%, 3/01/36	250	271,385
White Oak Village Shops Community Development
Authority, Special Assessment Bonds, 5.30%, 3/01/17	175	185,227
		3,626,027
Education — 15.4%
Montgomery County EDA, Refunding RB, Virginia Tech
Foundation, Series A, 5.00%, 6/01/39	355	393,411
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,086,480
Washington & Lee University Project (NPFGC),
5.25%, 1/01/26	500	629,225
Washington & Lee University Project (NPFGC),
5.25%, 1/01/31	1,000	1,274,050
Virginia Small Business Financing Authority, RB,
Roanoke College, 5.75%, 4/01/41	500	551,945
		3,935,111
Health — 23.5%
Danville IDA Virginia, Refunding RB, Danville Regional
Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,236,820
Fairfax County EDA, Refunding RB, Goodwin House Inc.,
5.00%, 10/01/27	1,000	1,032,910
Henrico County EDA, Refunding RB, Bon Secours,
Series A, 5.60%, 11/15/30	1,440	1,454,040
Peninsula Ports Authority, Refunding RB, Virginia Baptist
Homes, Series C, 5.40%, 12/01/33	250	178,478
Roanoke EDA, RB, Carilion Clinic Obligation Group,
5.00%, 7/01/30	795	875,899
Roanoke EDA, Refunding RB, Carilion Health System,
Series B (AGM), 5.00%, 7/01/38 (a)	500	534,400
Winchester IDA Virginia, RB, Valley Health System
Obligation, Series E, 5.63%, 1/01/44	650	702,923
		6,015,470
Housing — 9.3%
Virginia HDA, RB, Rental Housing:
Series A, 5.25%, 5/01/41	750	798,285
Series B, 5.63%, 6/01/39	1,000	1,082,150
Series D, 4.60%, 9/01/40	500	513,135
		2,393,570

	Par
Municipal Bonds	(000)	Value

Virginia (concluded)
State — 12.2%
Virginia College Building Authority, RB, Public
Higher Education Financing Program, Series A,
5.00%, 9/01/33	$1,000	$1,112,410
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/35	360	423,504
Virginia Public School Authority, RB, School Financing,
1997 Resolution, Series B:
5.25%, 8/01/33	500	564,950
4.00%, 8/01/36	1,000	1,030,570
		3,131,434
Transportation — 6.3%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	465	465,381
Richmond Metropolitan Authority Virginia, Refunding RB
(NPFGC), 5.25%, 7/15/22	500	585,505
Virginia Port Authority Commonwealth Port Fund, RB,
5.00%, 7/01/36	500	559,955
		1,610,841
Utilities — 8.7%
Virginia Resources Authority, RB, Senior, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/33	2,000	2,242,740
Total Municipal Bonds in Virginia		25,853,096

District of Columbia — 7.5%
Transportation — 7.5%
Metropolitan Washington Airports Authority, RB:
First Senior Lien, Series A, 5.00%, 10/01/39	290	310,770
First Senior Lien, Series A, 5.25%, 10/01/44	460	495,737
Series B, 5.00%, 10/01/29	1,000	1,114,700
Total Municipal Bonds in the District of Columbia		1,921,207

Guam — 1.9%
State — 1.9%
Government of Guam Business Privilege Tax Revenue,
RB, Series A, 5.13%, 1/01/42	250	270,983
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	200	213,634
Total Municipal Bonds in Guam		484,617

Multi-State — 6.4%
Housing — 6.4%
Centerline Equity Issuer Trust, 7.20%, 10/31/14 (d)(e)	1,500	1,637,190

Puerto Rico — 9.3%
State — 6.4%
Puerto Rico Sales Tax Financing Corp., RB:
Series A-1, 5.25%, 8/01/43	1,000	1,082,600
Series C, 5.25%, 8/01/40	500	555,280
		1,637,880
Tobacco — 2.9%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.38%, 5/15/33	750	738,277
Total Municipal Bonds in Puerto Rico		2,376,157
Total Municipal Bonds — 126.0%		32,272,267

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (f)	(000)	Value

Virginia — 27.2%
Education — 12.9%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	$2,999	$3,310,204
Health — 8.6%
Fairfax County IDA Virginia, Refunding RB, Health Care,
Inova Health System, Series A, 5.50%, 5/15/35	999	1,114,931
Virginia Small Business Financing Authority, Refunding
RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,072,296
		2,187,227
Transportation — 5.7%
Virginia State Commonwealth Transportation Board,
Transportation Revenue, Capital Projects,
5.00%, 5/15/32	1,259	1,460,963
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 27.2%		6,958,394
Total Long-Term Investments
(Cost — $35,956,100) — 153.2%		39,230,661

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	256,149	256,149
Total Short-Term Securities
(Cost — $256,149) — 1.0%		256,149
Total Investments (Cost — $36,212,249) — 154.2%		39,486,810
Other Assets Less Liabilities — 6.5%		1,658,479
Liability for TOB Trust Certificates, Including
Interest Expense and Fees Payable — (15.1)%		(3,858,771)
AMPS, at Redemption Value — (45.6)%		(11,675,468)
Net Assets Applicable to Common Shares — 100.0%		$25,611,050
(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by Municipal or US Treasury obligations.
(d)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarket-ing prior to its stated maturity.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 29,
Affiliate	2011	Activity	2012	Income
FFI Institutional
Tax-Exempt Fund	115,091	141,058	256,149	$31

(h) Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$39,230,661	—	$39,230,661
Short-Term
Securities	$ 256,149	—	—	256,149
Total	$ 256,149	$39,230,661	—	$39,486,810

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	35

Schedule of Investments February 29, 2012 (Unaudited)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts — 136.1%
Corporate — 5.1%
Massachusetts Development Finance Agency, RB:
Mount Holyoke College, Series B, 5.00%, 7/01/41	$ 500	$544,720
Ogden Haverhill Project, Series A, AMT,
6.70%, 12/01/14	95	95,122
Massachusetts Health & Educational Facilities
Authority, RB, Cape Cod Healthcare Obligor (AGC),
5.00%, 11/15/31	1,000	1,067,100
		1,706,942
Education — 76.6%
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC),
5.00%, 10/01/39	1,000	1,030,390
College Issue, Series B (Syncora), 5.25%, 7/01/33	860	878,120
College of Pharmacy & Allied Health, Series D
(AGC), 5.00%, 7/01/27	500	531,115
Foxborough Regional Charter School, Series A,
7.00%, 7/01/42	250	274,262
Smith College, 5.00%, 7/01/35	2,000	2,198,600
WGBH Educational Foundation, Series A (AMBAC),
5.75%, 1/01/42	650	802,483
Massachusetts Development Finance Agency,
Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,726,815
Clark University (Syncora), 5.13%, 10/01/35	500	521,330
Harvard University, Series B-1, 5.00%, 10/15/40	350	398,856
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,907,909
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,019,820
Williston Northampton School Project (Syncora),
5.00%, 10/01/25	500	519,680
Worcester Polytechnic Institute (NPFGC),
5.00%, 9/01/27	1,985	2,156,425
Massachusetts Health & Educational Facilities
Authority, RB:
Harvard University, 5.13%, 7/15/12 (a)	155	157,909
Harvard University, 5.13%, 7/15/37	695	705,439
Harvard University, Series B, 5.00%, 10/01/38	400	463,656
Northeastern University, Series R, 5.00%, 10/01/33	225	243,050
Springfield College, 5.63%, 10/15/40	500	520,225
Tufts University, 5.38%, 8/15/38	1,000	1,172,390
University of Massachusetts, Series C (NPFGC),
5.13%, 10/01/12 (a)	230	236,705
Massachusetts Health & Educational Facilities Authority,
Refunding RB:
Berklee College of Music, Series A,
5.00%, 10/01/37	1,000	1,049,090
Boston College, Series N, 5.13%, 6/01/37	1,000	1,022,260
Harvard University, Series A, 5.50%, 11/15/36	100	121,791
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,320,220
Wellesley College, 5.00%, 7/01/33	1,500	1,566,240
Massachusetts Health & Educational Facilities Authority,
Wheaton College, Series D, 6.00%, 1/01/18	755	755,544
Massachusetts State College Building Authority, RB,
Series A (AMBAC), 5.00%, 5/01/16 (a)	1,000	1,179,530
Massachusetts State College Building Authority,
Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	1,050,984
		25,530,838
Health — 39.6%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A,
6.75%, 7/01/21	855	873,648
First Mortgage, Overlook Communities, Series A,
6.13%, 7/01/12 (a)	850	883,949
Partners Healthcare, Series L, 5.00%, 7/01/36	1,000	1,096,020
Seven Hills Foundation & Affiliates (Radian),
5.00%, 9/01/35	240	221,894

	Par
Municipal Bonds	(000)	Value

Massachusetts (concluded)
Health (concluded)
Massachusetts Development Finance Agency, Refunding
RB, Carleton-Willard Village, 5.63%, 12/01/30	$500	$539,160
Massachusetts Health & Educational Facilities
Authority, RB:
Baystate Medical Center, Series F, 5.75%, 7/01/33	1,000	1,004,850
Berkshire Health System, Series E, 6.25%, 10/01/31	350	353,874
Berkshire Health System, Series F (AGC),
5.00%, 10/01/19	1,000	1,077,970
Children’s Hospital, Series M, 5.25%, 12/01/39	600	652,050
Children’s Hospital, Series M, 5.50%, 12/01/39	500	553,065
Lahey Clinic Medical Center, Series D,
5.25%, 8/15/37	1,000	1,043,810
Milford-Whitinsville Hospital, Series D,
6.35%, 7/15/12 (a)	750	775,012
Southcoast Health Obligation, Series D,
5.00%, 7/01/39	500	517,660
Winchester Hospital, 5.25%, 7/01/38	1,000	1,031,950
Massachusetts Health & Educational Facilities Authority,
Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	531,465
Christopher House, Series A, 6.88%, 1/01/29	440	440,194
Healthcare System, Covenant, 6.00%, 7/01/22	630	637,497
Healthcare System, Covenant, 6.00%, 7/01/31	315	318,588
Massachusetts Industrial Finance Agency, RB, Age
Institute of Massachusetts Project, 8.05%, 11/01/25	630	630,832
		13,183,488
Housing — 9.0%
Massachusetts HFA, HRB, Series B, AMT,
5.50%, 6/01/41	495	516,978
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	950	997,082
Massachusetts HFA, Refunding RB, AMT:
Series 132, 5.38%, 12/01/27	400	418,092
Series C, 5.35%, 12/01/42	1,000	1,051,450
		2,983,602
State — 5.8%
Massachusetts Bay Transportation Authority, Refunding
RB, Senior Series A, 5.25%, 7/01/29	730	955,417
Massachusetts Development Finance Agency, ERB,
Middlesex School Project, 5.00%, 9/01/33	400	407,016
Massachusetts State College Building Authority, RB,
Series A, 5.50%, 5/01/39	500	559,555
		1,921,988
Total Municipal Bonds in Massachusetts		45,326,858

Puerto Rico — 5.9%
State — 5.1%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	$1,000	1,117,510
Puerto Rico Sales Tax Financing Corp., Refunding RB,
6.00%, 8/01/39	510	585,848
		1,703,358
Utilities — 0.8%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	250	264,910
Total Municipal Bonds in Puerto Rico		1,968,268
Total Municipal Bonds — 142.0%		47,295,126

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (b)	(000)	Value

Massachusetts — 10.1%
State — 10.1%
Massachusetts School Building Authority, Sales Tax RB:
Senior, Series B, 5.00%, 10/15/41	$1,000	$1,122,540
Series A (AGM), 5.00%, 8/15/30	2,010	2,237,348
		3,359,888

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax RB,
Series C, 5.25%, 8/01/40	340	377,590
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 11.2%		3,737,478
Total Long-Term Investments
(Cost — $47,228,803) — 153.2%		51,032,604

Short-Term Securities
Massachusetts — 6.3%
Massachusetts Health & Educational Facilities Authority,
RB, VRDN, Partners Healthcare System (c):
Series D, 0.09%, 3/01/12	1,000	1,000,000
Series P-2, 0.09%, 3/07/12	1,100	1,100,000
		2,100,000

	Shares
Money Market Fund — 0.8%
BIF Massachusetts Municipal Money Fund,
0.00% (d)(e)	275,548	275,548
Total Short-Term Securities
(Cost — $2,375,548) — 7.1%		2,375,548
Total Investments (Cost — $49,604,351) — 160.3%		53,408,152
Other Assets Less Liabilities — 1.2%		409,698
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (6.0)%		(2,009,823)
AMPS, at Redemption Value — (55.5)%		(18,500,491)
Net Assets Applicable to Common Shares — 100.0%		$33,307,536

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:
	Shares Held		Shares Held
	at August 31,	Net	at February 29,
Affiliate	2011	Activity	2012	Income
BIF Massachusetts
Municipal
Money Fund	818,003	(542,455)	275,548	—

(e)	Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.
•	Financial futures contracts sold as of February 29, 2012 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Deppreciation
11	10-Year US	Chicago Board	March	$1,443,922	$ (8,443)
	Treasury Note	of Trade	2012
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$51,032,604	—	$51,032,604
Short-Term
Securities	$ 275,548	2,100,000	—	2,375,548
Total	$ 275,548	$53,132,604	—	$53,408,152
[1]	See above Schedule of Investments for values in each sector.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate
contracts	$ (8,443)	—	—	$ (8,443)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	37

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Municipal Bond Trust (BQH)
Assets
Investments at value — unaffiliated[1]	$47,474,653	$765,094,368	$56,248,554	$65,478,402
Investments at value — affiliated[2]	1,252,813	20,840,846	2,701,798	1,116,740
Cash	—	—	2,855	—
Cash pledged as collateral for financial futures contracts	—	183,000	25,000	18,000
Interest receivable	612,928	8,742,529	727,490	775,941
Investments sold receivable	5,000	—	—	2,153,176
Margin variation receivable	—	51,488	5,281	4,647
Deferred offering costs	—	647,085	—	189,575
Prepaid expenses	2,614	32,968	1,737	1,138
Other assets	7,095	97,429	6,463	6,729
Total assets	49,355,103	795,689,713	59,719,178	69,744,348

Accrued Liabilities
Bank overdraft	—	12,826	—	1,144
Income dividends payable — Common Shares	163,511	2,461,298	181,006	228,466
Investments purchased payable	—	1,175,197	—	150,623
Investment advisory fees payable	23,294	317,091	28,413	32,684
Officer’s and Trustees’ fees payable	11,233	99,828	10,281	10,186
Interest expense and fees payable	541	28,308	967	483
Other accrued expenses payable	35,878	169,109	27,398	42,857
Total accrued liabilities	234,457	4,263,657	248,065	466,443

Other Liabilities
TOB trust certificates	1,500,000	72,296,820	3,294,783	2,970,940
VRDP Shares, at liquidation value of $100,000 per share[3,4]	—	243,600,000	—	22,100,000
Total other liabilities	1,500,000	315,896,820	3,294,783	25,070,940
Total liabilities	1,734,457	320,160,477	3,542,848	25,537,383

AMPS at Redemption Value
AMPS at liquidation preference, plus unpaid dividends[3,4,5]	16,000,642	—	18,775,251	—
Net Assets Applicable to Common Shareholders	$31,620,004	$475,529,236	$37,401,079	$44,206,965

Net Asset Applicable to Common Shareholders Consist of
Paid-in capital[6,7,8]	$29,329,635	$458,826,743	$32,899,426	$39,574,340
Undistributed net investment income	573,685	8,799,913	730,886	730,947
Undistributed net realized gain (accumulated net realized loss)	(317,187)	(36,194,777)	(362,571)	24,078
Net unrealized appreciation/depreciation	2,033,871	44,097,357	4,133,338	3,877,600
Net Assets Applicable to Common Shareholders	$31,620,004	$475,529,236	$37,401,079	$44,206,965
Net asset value per Common Share	$15.28	$15.36	$16.12	$15.87
[1] Investments at cost — unaffiliated	$45,440,782	$720,997,011	$52,105,238	$61,600,802
[2] Investments at cost — affiliated	$1,252,813	$20,840,846	$2,701,798	$1,116,740
[3] Preferred Shares outstanding:
Par value $ 0.001 per share	640	—	751	221
Par value $0.100 per share	—	2,436	—	—
[4] Preferred Shares authorized	unlimited	14,956	unlimited	unlimited
5 AMPS at liquidation preference	$25,000	—	25,000	—
[6] Par value per Common Share	$0.001	$0.10	$0.001	0.001
[7] Common Shares outstanding	2,069,754	30,959,723	$2,320,602	$2,786,166
[8] Common Shares authorized	unlimited	200 million	unlimited	unlimited

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Assets and Liabilities (concluded)

February 29, 2012 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Assets
Investments at value — unaffiliated[1]	$152,116,588	$123,551,162	$39,230,661	$53,132,604
Investments at value — affiliated[2]	1,307,454	2,688,719	256,149	275,548
Cash	—	—	1,366	—
Cash pledged as collateral for financial futures contracts	39,000	31,000	—	22,000
Interest receivable	1,586,319	1,351,941	572,455	609,038
Investments sold receivable	255,293	255,293	1,265,000	—
Margin variation receivable	10,820	8,222	—	4,469
Deferred offering costs	216,054	215,086	—	—
Prepaid expenses	2,560	1,987	1,783	638
Other assets	4,777	7,413	4,280	—
Total assets	155,538,865	128,110,823	41,331,694	54,044,297

Accrued Liabilities
Bank overdraft	4,872	4,016	—	1,647
Income dividends payable — Common Shares	464,169	415,348	131,038	164,931
Investments purchased payable	251,038	251,038	—	—
Investment advisory fees payable	68,033	46,833	20,032	21,265
Officer’s and Trustees’ fees payable	12,432	14,168	1,507	1,713
Interest expense and fees payable	4,741	1,546	1,221	228
Other accrued expenses payable	84,760	96,014	33,828	36,891
Total accrued liabilities	890,045	828,963	187,626	226,675

Other Liabilities
TOB trust certificates	15,280,362	5,116,529	3,857,550	2,009,595
VRDP Shares, at liquidation value of $100,000 per share[3,4]	40,500,000	44,400,000	—	—
Total other liabilities	55,780,362	49,516,529	3,857,550	2,009,595
Total liabilities	56,670,407	50,345,492	4,045,176	2,236,270

AMPS at Redemption Value
AMPS at liquidation preference, plus unpaid dividends[3,4,5]	—	—	11,675,468	18,500,491
Net Assets Applicable to Common Shareholders	$98,868,458	$77,765,331	$25,611,050	$33,307,536

Net Asset Applicable to Common Shareholders Consist of
Paid-in capital[6,7,8]	$92,096,456	$70,544,911	$22,481,836	$29,841,198
Undistributed net investment income	1,525,998	1,315,628	457,727	659,094
Accumulated net realized loss	(4,549,400)	(1,864,592)	(603,074)	(988,114)
Net unrealized appreciation/depreciation	9,795,404	7,769,384	3,274,561	3,795,358
Net Assets Applicable to Common Shareholders	$98,868,458	$77,765,331	$25,611,050	$33,307,536
Net asset value per Common Share	$15.23	$15.63	$16.22	$14.14
[1] Investments at cost — unaffiliated	$142,321,184	$115,781,778	$35,956,100	$49,328,803
[2] Investments at cost — affiliated	$1,307,454	$2,688,719	$256,149	$275,548
[3] Preferred Shares outstanding:
Par value $ 0.001 per share	405	444	467	—
Par value $0.01 per share	—	—	—	370
[4] Preferred Shares authorized	unlimited	unlimited	unlimited	unlimited
5 AMPS at liquidation preference	—	—	$25,000	$50,000
[6] Par value per Common Share	$0.001	$0.001	$0.001	$0.01
[7] Common Shares outstanding	6,491,875	4,974,222	1,578,773	2,356,158
[8] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	39

Statements of Operations

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Municipal Bond Trust (BQH)
Investment Income
Interest	$1,206,249	$17,906,821	$1,390,902	$1,673,426
Income — affiliated	272	3,876	252	261
Total income	1,206,521	17,910,697	1,391,154	1,673,687

Expenses
Investment advisory	155,896	2,110,049	180,823	212,258
Liquidity fees	—	865,994	—	84,033
Remarketing fees on Preferred Shares	5,596	121,467	12,150	11,828
Professional	24,855	119,598	21,321	29,662
Accounting services	7,012	55,261	8,019	11,228
Transfer agent	8,833	12,761	8,077	11,137
Printing	5,517	33,393	4,455	5,934
Officer and Directors	2,090	28,168	1,873	2,233
Custodian	2,938	15,862	2,866	4,548
Registration	373	4,752	384	4,458
Miscellaneous	11,891	33,563	11,383	16,671
Total expenses excluding interest expense, fees and amortization of offering costs	225,001	3,400,868	251,351	393,990
Interest expense, fees and amortization of offering costs[1]	5,150	956,583	6,571	53,963
Total expenses	230,151	4,357,451	257,922	447,953
Less fees waived by advisor	(12,252)	(198,151)	(16,108)	(17,026)
Total expenses after fees waived	217,899	4,159,300	241,814	430,927
Net investment income	988,622	13,751,397	1,149,340	1,242,760

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	39,714	21,815	(50,194)	266,694
Financial futures contracts	(17,166)	279,285	23,367	26,110
	22,548	301,100	(26,827)	292,804
Net change in unrealized appreciation/depreciation on:
Investments	1,361,892	32,224,406	3,625,819	2,572,293
Financial futures contracts	(1,787)	—	(12,838)	—
	1,360,105	32,224,406	3,612,981	2,572,293
Total realized and unrealized gain	1,382,653	32,525,506	3,586,154	2,865,097

Dividends to AMPS Shareholders From
Net investment income	(15,916)	—	(19,201)	(6,285)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,355,359	$46,276,903	$4,716,293	$4,101,572
[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Operations (concluded)

Six Months Ended February 29, 2012 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Investment Income
Interest	$3,442,267	$2,982,366	$967,338	$1,245,894
Income — affiliated	182	290	203	—
Total income	3,442,449	2,982,656	967,541	1,245,894

Expenses
Investment advisory	402,376	331,181	128,070	129,153
Liquidity fees	153,997	168,827	—	—
Remarketing fees on Preferred Shares	19,857	22,008	5,894	13,259
Professional	30,793	34,409	20,729	20,862
Accounting services	19,066	16,083	3,996	10,340
Transfer agent	12,083	9,296	9,920	11,807
Printing	11,600	8,551	3,347	3,664
Officer and Directors	5,744	5,061	1,408	1,690
Custodian	5,542	5,481	2,926	3,220
Registration	4,519	1,084	306	479
Miscellaneous	35,349	33,884	12,518	10,553
Total expenses excluding interest expense, fees and amortization of offering costs	700,926	635,865	189,114	205,027
Interest expense, fees and amortization of offering costs[1]	125,818	102,777	10,534	4,413
Total expenses	826,744	738,642	199,648	209,440
Less fees waived and by advisor	(1,172)	(31,575)	(10,074)	(265)
Total expenses after fees waived	825,572	707,067	189,574	209,175
Net investment income	2,616,877	2,275,589	777,967	1,036,719

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	290,483	248,331	(369,066)	(6,812)
Financial futures contracts	58,698	46,194	(17,166)	21,772
	349,181	294,525	(386,232)	14,960
Net change in unrealized appreciation/depreciation on:
Investments	6,189,194	4,775,526	1,813,234	2,626,835
Financial futures contracts	—	—	(1,787)	(11,303)
	6,189,194	4,775,526	1,811,447	2,615,532
Total realized and unrealized gain	6,538,375	5,070,051	1,425,215	2,630,492

Dividends to AMPS Shareholders From
Net investment income	(11,698)	(10,777)	(11,614)	(18,754)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$9,143,554	$7,334,863	$2,191,568	$3,648,457
[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	41

Statements of Changes in Net Assets

	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$988,622	$1,996,183	$13,751,397	$30,096,351
Net realized gain (loss)	22,548	(315,881)	301,100	(5,596,532)
Net change in unrealized appreciation/depreciation	1,360,105	(901,708)	32,224,406	(17,120,105)
Dividends to AMPS Shareholders from:
Net investment income	(15,916)	(55,571)	—	(806,882)
Net realized gain	—	(1,626)	—	—
Net increase in net assets applicable to Common Shareholders
resulting from operations	2,355,359	721,397	46,276,903	6,572,832

Dividends and Distributions to Common Shareholders From
Net investment income	(980,554)	(1,956,147)	(14,754,319)	(29,570,570)
Net realized gain	—	(45,287)	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(980,554)	(2,001,434)	(14,754,319)	(29,570,570)

Capital Share Transactions
Reinvestment of common dividends	42,458	133,575	681,660	1,469,492

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	1,417,263	(1,146,462)	32,204,244	(21,528,246)
Beginning of period	30,202,741	31,349,203	443,324,992	464,853,238
End of period	$31,620,004	$30,202,741	$475,529,236	$443,324,992
Undistributed net investment income	$573,685	$581,533	$8,799,913	$9,802,835

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Changes in Net Assets

	BlackRock New Jersey Municipal Bond Trust (BLJ)		BlackRock New York Municipal Bond Trust (BQH)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$1,149,340	$2,320,726	$1,242,760	$2,902,420
Net realized gain (loss)	(26,827)	(291,417)	292,804	(131,149)
Net change in unrealized appreciation/depreciation	3,612,981	(1,269,096)	2,572,293	(2,055,567)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(19,201)	(65,738)	(6,285)	(78,727)
Net realized gain	—	(2,508)	—	—
Net increase in net assets applicable to Common Shareholders
resulting from operations	4,716,293	691,967	4,101,572	636,977

Dividends and Distributions to Common Shareholders From
Net investment income	(1,088,431)	(2,179,085)	(1,369,643)	(2,749,158)
Net realized gain	—	(71,927)	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,088,431)	(2,251,012)	(1,369,643)	(2,749,158)

Capital Share Transactions
Reinvestment of common dividends	20,633	34,562	76,415	101,725

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	3,648,495	(1,524,483)	2,808,344	(2,010,456)
Beginning of period	33,752,584	35,277,067	41,398,621	43,409,077
End of period	$37,401,079	$33,752,584	$44,206,965	$41,398,621
Undistributed net investment income	$730,886	$689,178	$730,947	$864,115

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	43

Statements of Changes in Net Assets

	BlackRock New York Municipal Income Quality Trust (BSE)		BlackRock New York Municipal Income Trust II (BFY)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$2,616,877	$5,832,757	$2,275,589	$5,210,348
Net realized gain (loss)	349,181	(1,493,236)	294,525	(723,827)
Net change in unrealized appreciation/depreciation	6,189,194	(2,872,102)	4,775,526	(2,654,238)
Dividends to AMPS Shareholders from net investment income	(11,698)	(143,341)	(10,777)	(158,107)
Net increase in net assets applicable to Common Shareholders
resulting from operations	9,143,554	1,324,078	7,334,863	1,674,176

Dividends to Common Shareholders From
Net investment income	(2,783,174)	(5,564,464)	(2,490,265)	(4,970,362)

Capital Share Transactions
Reinvestment of common dividends	97,003	34,961	104,032	240,851

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	6,457,383	(4,205,425)	4,948,630	(3,055,335)
Beginning of period	92,411,075	96,616,500	72,816,701	75,872,036
End of period	$98,868,458	$92,411,075	$77,765,331	$72,816,701
Undistributed net investment income	$1,525,998	$1,703,993	$1,315,628	$1,541,081

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Changes in Net Assets

	BlackRock Virginia Municipal Bond Trust (BHV)		The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$777,967	$1,604,189	$1,036,719	$2,107,267
Net realized gain (loss)	(386,232)	(218,047)	14,960	(292,136)
Net change in unrealized appreciation/depreciation	1,811,447	(744,179)	2,615,532	(979,510)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(11,614)	(39,517)	(18,754)	(65,696)
Net realized gain	—	(3,012)	—	—
Net increase in net assets applicable to Common Shareholders
resulting from operations	2,191,568	599,434	3,648,457	769,925

Dividends and Distributions to Common Shareholders From
Net investment income	(785,669)	(1,577,765)	(989,122)	(1,974,575)
Net realized gain	—	(122,390)	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(785,669)	(1,700,155)	(989,122)	(1,974,575)

Capital Share Transactions
Reinvestment of common dividends	49,769	115,304	37,488	76,477

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	1,455,668	(985,417)	2,696,823	(1,128,173)
Beginning of period	24,155,382	25,140,799	30,610,713	31,738,886
End of period	$25,611,050	$24,155,382	$33,307,536	$30,610,713
Undistributed net investment income	$457,727	$477,043	$659,094	$630,251

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	45

Statements of Cash Flows

Six Months Ended February 29, 2012 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations, excluding dividends
to AMPS Shareholders	$46,276,903	$4,107,857	$9,155,252	$7,345,640
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Increase in interest receivable	(52,227)	(19,463)	(39,233)	(88,393)
Decrease in income receivable — affiliated	311	25	18	28
Increase in cash pledged as collateral for financial futures contracts	(183,000)	(18,000)	(39,000)	(31,000)
(Increase) decrease in prepaid expenses	(18,710)	6,904	23,857	16,259
Increase in other assets	(19,026)	(383)	(262)	(431)
Increase in margin variation receivable	(51,488)	(4,647)	(10,820)	(8,222)
Increase (decrease) in investment advisory fees payable	(508)	176	1,236	(2,884)
Increase (decrease) in interest expense and fees payable	(24,271)	350	(3,931)	1,467
Increase (decrease) in other accrued expenses payable	(305,125)	(29,549)	(10,767)	6,634
Increase in Officer’s and Directors’ fees payable	15,495	1,889	6,271	5,084
Net realized and unrealized gain on investments	(32,227,579)	(2,838,625)	(6,479,430)	(5,023,447)
Amortization of premium and accretion of discount on investments	584,347	(77,273)	1,278	(46,934)
Amortization of deferred offering costs	314,774	21,199	33,975	36,603
Proceeds from sales of long-term investments	72,906,781	12,467,758	25,202,786	14,997,739
Purchases of long-term investments	(65,833,773)	(14,620,355)	(31,637,733)	(19,358,465)
Net proceeds from sales (purchases) of short-term securities	(7,673,845)	(165,025)	1,944,219	(84,586)
Cash provided by (used for) operating activities	13,709,059	(1,167,162)	(1,852,284)	(2,234,908)

Cash Provided by (Used for) Financing Activities
Cash receipts from issuance of VRDP Shares	—	22,100,000	40,500,000	44,400,000
Cash payments on redemption of AMPS	—	(22,125,000)	(40,575,000)	(44,475,000)
Cash receipts from TOB trust certificates	32,128,107	2,701,042	14,180,599	4,956,589
Cash payments for TOB trust certificates	(31,543,886)	—	(9,308,740)	—
Cash dividends paid to Common Shareholders	(14,069,009)	(1,292,790)	(2,685,707)	(2,385,630)
Cash dividends paid to Preferred Shareholders	—	(6,460)	(13,732)	(13,378)
Cash payments for offering costs	(309,989)	(210,774)	(250,029)	(251,689)
Increase in bank overdraft	12,826	1,144	4,872	4,016
Cash provided for (used for) financing activities	(13,781,951)	1,167,162	1,852,263	2,234,908

Cash
Net decrease in cash	(72,892)	—	(21)	—
Cash at beginning of period	72,892	—	21	—
Cash at end of period	—	—	—	—

Cash Flow Information
Cash paid during the period for interest and fees	$666,080	$32,414	$95,774	$64,707

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$681,660	$76,415	$97,003	$104,032

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.61	$15.23	$13.81	$14.45	$14.91	$15.98
Net investment income	0.48 [1]	0.97 [1]	1.02 [1]	0.96 [1]	1.07 [1]	1.08
Net realized and unrealized gain (loss)	0.67	(0.59)	1.29	(0.68)	(0.36)	(0.99)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.13)	(0.28)	(0.31)
Net realized gain	—	(0.00)[2]	—	(0.00)[2]	(0.01)	(0.00)[2]
Net increase (decrease) from investment operations	1.14	0.35	2.28	0.15	0.42	(0.22)
Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.95)	(0.86)	(0.79)	(0.87)	(0.85)
Net realized gain	—	(0.02)	—	(0.00)[2]	(0.01)	(0.00)[2]
Total dividends and distributions	(0.47)	(0.97)	(0.86)	(0.79)	(0.88)	(0.85)
Net asset value, end of period	$15.28	$14.61	$15.23	$13.81	$14.45	$14.91
Market price, end of period	$17.06	$15.02	$15.91	$15.35	$15.75	$17.43

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	7.79%[4]	2.45%	16.80%	1.52%	2.60%	(1.85)%
Based on market price	17.06%[4]	0.83%	9.77%	3.53%	(4.33)%	5.08%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.51%[6]	1.58%	1.56%	1.83%	1.70%	1.54%
Total expenses after fees waived and before fees paid indirectly[5]	1.43%[6]	1.45%	1.35%	1.50%	1.32%	1.10%
Total expenses after fees waived and paid indirectly[5]	1.43%[6]	1.45%	1.35%	1.50%	1.32%	1.07%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5,7]	1.39%[6]	1.41%	1.31%	1.39%	1.28%	1.07%
Net investment income[5]	6.47%[6]	6.73%	6.95%	7.62%	7.19%	6.87%
Dividends to AMPS Shareholders	0.05%[6]	0.19%	0.21%	1.04%	1.89%	1.94%
Net investment income to Common Shareholders	6.42%[6]	6.54%	6.74%	6.58%	5.30%	4.93%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$31,620	$30,203	$31,349	$28,310	$29,488	$30,302
AMPS outstanding at $25,000 liquidation preference, end of period (000)	$16,000	$16,000	$16,000	$16,000	$16,000	$18,000
Portfolio turnover	3%	11%	13%	9%	15%	7%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	$74,406	$72,192	$73,985	$69,235	$71,083	$67,089

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	47

Financial Highlights	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.34	$15.09	$13.74	$13.92	$14.40	$14.96
Net investment income[1]	0.44	0.97	1.04	0.94	0.98	1.00
Net realized and unrealized gain (loss)	1.06	(0.73)	1.21	(0.30)	(0.48)	(0.52)
Dividends to AMPS Shareholders from net investment income	—	(0.03)	(0.03)	(0.14)	(0.32)	(0.34)
Net increase from investment operations	1.50	0.21	2.22	0.50	0.18	0.14
Dividends to Common Shareholders from net investment income	(0.48)	(0.96)	(0.87)	(0.68)	(0.66)	(0.70)
Net asset value, end of period	$15.36	$14.34	$15.09	$13.74	$13.92	$14.40
Market price, end of period	$15.95	$13.90	$15.17	$12.89	$12.12	$13.53

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	10.62%[3]	1.85%	16.87%	5.19%	1.74%	1.12%
Based on market price	18.50%[3]	(1.80)%	25.24%	13.34%	(5.72)%	(2.78)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.92%[5]	1.47%	1.29%	1.55%	1.65%	1.79%
Total expenses after fees waived and before fees paid indirectly[4]	1.83%[5]	1.36%	1.14%	1.35%	1.52%	1.71%
Total expenses after fees waived and paid indirectly[4]	1.83%[5]	1.36%	1.14%	1.35%	1.52%	1.71%
Total expenses after fees waived and paid indirectly and excluding
interest expense, fees and amortization of offering costs[4,6]	1.41%[5]	1.18%	1.02%	1.05%	1.15%	1.15%
Net investment income[4]	6.05%[5]	6.98%	7.24%	7.45%	6.90%	6.65%
Dividends to AMPS Shareholders	—	0.19%	0.23%	1.09%	2.24%	2.29%
Net investment income to Common Shareholders	6.05%[5]	6.79%	7.01%	6.36%	4.66%	4.36%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$475,529	$443,325	$464,853	$422,983	$428,547	$443,296
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	—	$243,625	$243,625	$252,875	$313,000
VRDP Shares outstanding at $100,000 liquidation value,
end of period (000)	$243,600	$243,600	—	—	—	—
Portfolio turnover	9%	18%	10%	18%	21%	24%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	—	$72,703	$68,407	$67,379	$60,422
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period .	$295,209	$281,989	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to AMPS Shareholders.
[5]	Annualized.
[6]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.55	$15.23	$13.53	$14.16	$15.38	$16.33
Net investment income	0.50 [1]	1.00 [1]	1.05 [1]	1.05 [1]	1.14 [1]	1.15
Net realized and unrealized gain (loss)	1.55	(0.68)	1.61	(0.68)	(1.11)	(0.87)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.14)	(0.29)	(0.29)
Net realized gain	—	(0.00)[2]	—	—	(0.00)[2]	—
Net increase (decrease) from investment operations	2.04	0.29	2.63	0.23	(0.26)	(0.01)
Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.94)	(0.93)	(0.86)	(0.95)	(0.94)
Net realized gain	—	(0.03)	—	—	(0.01)	—
Total dividends and distributions to Common Shareholders	(0.47)	(0.97)	(0.93)	(0.86)	(0.96)	(0.94)
Net asset value, end of period	$16.12	$14.55	$15.23	$13.53	$14.16	$15.38
Market price, end of period	$17.18	$13.60	$15.63	$13.59	$14.76	$16.90

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	14.26%[4]	2.46%	20.04%	2.50%	(2.12)%	(0.61)%
Based on market price	30.28%[4]	(6.68)%	22.65%	(1.23)%	(7.15)%	(2.54)%

Ratio to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.47%[6]	1.57%	1.54%	1.72%	1.67%	1.47%
Total expenses after fees waived and before fees paid indirectly[5]	1.38%[6]	1.43%	1.32%	1.36%	1.28%	1.03%
Total expenses after fees waived and paid indirectly[5]	1.38%[6]	1.43%	1.32%	1.36%	1.28%	1.00%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5,7]	1.34%[6]	1.41%	1.31%	1.34%	1.26%	1.00%
Net investment income[5]	6.55%[6]	7.08%	7.32%	8.55%	7.64%	7.11%
Dividends to AMPS Shareholders	0.11%[6]	0.20%	0.24%	1.14%	1.97%	1.79%
Net investment income to Common Shareholders	6.44%[6]	6.88%	7.08%	7.41%	5.67%	5.32%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$37,401	$33,753	$35,277	$31,239	$32,584	$35,246
AMPS outstanding at $25,000 liquidation preference, end of period (000)	$18,775	$18,775	$18,775	$18,775	$19,200	$20,225
Portfolio turnover	16%	19%	18%	28%	17%	35%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	$74,802	$69,944	$71,974	$66,600	$67,439	$68,578

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	49

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.89	$15.65	$14.56	$14.71	$15.39	$16.02
Net investment income	0.45 [1]	1.04 [1]	1.07 [1]	1.08 [1]	1.14 [1]	1.14
Net realized and unrealized gain (loss)	1.02	(0.78)	1.09	(0.24)	(0.57)	(0.56)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.00)[2]	(0.03)	(0.03)	(0.14)	(0.29)	(0.29)
Net realized gain	—	(0.00)[2]	(0.01)	(0.00)[2]	(0.01)	(0.00)[2]
Net increase from investment operations	1.47	0.23	2.12	0.70	0.27	0.29
Dividends to Common Shareholders from:
Net investment income	(0.49)	(0.99)	(0.94)	(0.85)	(0.93)	(0.92)
Net realized gain	—	(0.00)[2]	(0.09)	(0.00)[2]	(0.02)	—
Total dividends and distributions	(0.49)	(0.99)	(1.03)	(0.85)	(0.95)	(0.92)
Net asset value, end of period	$15.87	$14.89	$15.65	$14.56	$14.71	$15.39
Market price, end of period	$16.52	$14.83	$15.79	$14.32	$14.62	$16.32

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	10.06%[4]	1.81%	15.18%	5.97%	1.62%	1.52%
Based on market price	15.03%[4]	0.50%	18.15%	4.87%	(4.76)%	2.60%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	2.12%[6]	1.50%	1.49%	1.61%	1.63%	1.47%
Total expenses after fees waived and before fees paid indirectly	2.04%[6]	1.37%	1.27%	1.30%	1.25%	1.02%
Total expenses after fees waived and paid indirectly[5]	2.04%[6]	1.37%	1.27%	1.30%	1.25%	1.00%
Total expenses after fees waived and paid indirectly and excluding
interest expense, fees and amortization of offering costs[5,7]	1.79%[6]	1.36%	1.24%	1.25%	1.23%	1.00%
Net investment income[5]	5.89%[6]	7.12%	7.07%	8.06%	7.45%	7.16%
Dividends to AMPS Shareholders	0.03%[6]	0.19%	0.19%	1.01%	1.90%	1.81%
Net investment income to Common Shareholders	5.86%[6]	6.93%	6.88%	7.05%	5.55%	5.35%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$44,207	$41,399	$43,409	$40,204	$40,603	$42,160
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	$22,125	$22,125	$22,125	$22,400	$24,200
VRDP Shares outstanding at $100,000 liquidation value,
end of period (000)	$22,100	—	—	—	—	—
Portfolio turnover	20%	14%	22%	30%	19%	23%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$71,778	$74,052	$70,431	$70,327	$68,560
Asset coverage per VRDP Shares at $100,000 liquidation value,
end of period	$300,032	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock New York Municipal Income Quality Trust (BSE)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.25	$14.90	$13.61	$13.95	$14.58	$15.34
Net investment income	0.40 [1]	0.90 [1]	0.91 [1]	0.88 [1]	0.96 [1]	0.99
Net realized and unrealized gain (loss)	1.01	(0.67)	1.23	(0.39)	(0.60)	(0.72)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.00)[2]	(0.02)	(0.03)	(0.11)	(0.25)	(0.26)
Net realized gain	—	—	—	—	(0.01)	(0.02)
Net increase (decrease) from investment operations	1.41	0.21	2.11	0.38	0.10	(0.01)
Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.86)	(0.82)	(0.72)	(0.70)	(0.70)
Net realized gain	—	—	—	—	(0.03)	(0.05)
Total dividends and distributions to Common Shareholders	(0.43)	(0.86)	(0.82)	(0.72)	(0.73)	(0.75)
Net asset value, end of period	$15.23	$14.25	$14.90	$13.61	$13.95	$14.58
Market price, end of period	$15.38	$13.54	$14.91	$13.15	$13.26	$14.12

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	10.02%[4]	1.94%	16.04%	3.98%	0.80%	(0.06)%
Based on market price	16.93%[4]	(3.20)%	20.18%	5.70%	(1.07)%	1.01%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.75%[6]	1.28%	1.21%	1.53%	1.34%	1.21%
Total expenses after fees waived and before fees paid indirectly[5]	1.74%[6]	1.26%	1.12%	1.33%	1.09%	0.90%
Total expenses after fees waived and paid indirectly[5]	1.74%[6]	1.26%	1.12%	1.33%	1.09%	0.89%
Total expenses after fees waived and paid indirectly and excluding
interest expense, fees and amortization of offering costs[5,7]	1.48%[6]	1.17%	1.03%	1.05%	0.99%	0.89%
Net investment income[5]	5.53%[6]	6.50%	6.45%	7.16%	6.59%	6.53%
Dividends to AMPS Shareholders	0.02%[6]	0.16%	0.18%	0.88%	1.74%	1.69%
Net investment income to Common Shareholders	5.51%[6]	6.34%	6.27%	6.28%	4.85%	4.84%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$98,868	$92,411	$96,617	$88,141	$90,331	$94,314
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	$40,575	$40,575	$40,575	$41,675	$56,000
VRDP Shares outstanding at $100,000 liquidation value,
end of period (000)	40,500	—	—	—	—	—
Portfolio turnover	17%	24%	8%	23%	24%	30%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$81,938	$84,531	$79,309	$79,196	$67,107
Asset coverage per VRDP Shares at $100,000 liquidation value,
end of period	$344,120	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	51

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.66	$15.33	$14.03	$14.28	$14.84	$15.47
Net investment income	0.46 [1]	1.05 [1]	1.06 [1]	1.06 [1]	1.08 [1]	1.07
Net realized and unrealized gain (loss)	1.01	(0.69)	1.25	(0.36)	(0.55)	(0.67)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.00)[2]	(0.03)	(0.04)	(0.15)	(0.29)	(0.30)
Net realized gain	—	—	—	—	(0.01)	—
Net increase from investment operations	1.47	0.33	2.27	0.55	0.23	0.10
Dividends and distributions to Common Shareholders from:
Net investment income	(0.50)	(1.00)	(0.97)	(0.80)	(0.77)	(0.73)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions to Common Shareholders	(0.50)	(1.00)	(0.97)	(0.80)	(0.79)	(0.73)
Net asset value, end of period	$15.63	$14.66	$15.33	$14.03	$14.28	$14.84
Market price, end of period	$16.88	$14.38	$15.48	$14.00	$13.60	$14.22

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	10.19%[4]	2.56%	16.69%	5.23%	1.70%	0.69%
Based on market price	21.32%[4]	(0.37)%	18.09%	10.26%	1.08%	3.80%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.99%[6]	1.27%	1.21%	1.33%	1.30%	1.25%
Total expenses after fees waived and before fees paid indirectly[5]	1.91%[6]	1.18%	1.13%	1.16%	1.13%	1.01%
Total expenses after fees waived and paid indirectly[5]	1.91%[6]	1.18%	1.13%	1.16%	1.13%	1.00%
Total expenses after fees waived and paid indirectly and excluding
interest expense, fees and amortization of offering costs[5,7]	1.63%[6]	1.18%	1.13%	1.16%	1.13%	1.00%
Net investment income[5]	6.14%[6]	7.34%	7.21%	8.17%	7.33%	6.92%
Dividends to AMPS Shareholders	0.03%[6]	0.22%	0.25%	1.19%	1.94%	1.94%
Net investment income to Common Shareholders	6.11%[6]	7.12%	6.96%	6.98%	5.39%	4.98%

Supplemental Data
Net assets, end of period (000)	$77,765	$72,817	$75,872	$69,315	$70,544	$73,302
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	$44,475	$44,475	$44,475	$44,650	$44,650
VRDP Shares outstanding at $100,000 liquidation value,
end of period (000)	$44,400	—	—	—	—	—
Portfolio turnover	12%	20%	16%	16%	12%	27%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$65,931	$67,651	$63,965	$64,508	$66,048
Asset coverage per VRDP Shares at $100,000 liquidation value,
end of period	$275,147	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.33	$16.02	$15.05	$15.03	$15.57	$16.35
Net investment income	0.49 [1]	1.02 [1]	1.04 [1]	1.02 [1]	1.11 [1]	1.11
Net realized and unrealized gain (loss)	0.91	(0.60)	1.19	0.20	(0.45)	(0.68)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.01)	(0.03)	(0.02)	(0.10)	(0.30)	(0.27)
Net realized gain	—	(0.00)[2]	(0.01)	(0.05)	—	(0.02)
Net increase from investment operations	1.39	0.39	2.20	1.07	0.36	0.14
Dividends and distributions to Common Shareholders from:
Net investment income	(0.50)	(1.00)	(0.96)	(0.89)	(0.90)	(0.87)
Net realized gain	—	(0.08)	(0.27)	(0.16)	—	(0.05)
Total dividends and distributions to Common Shareholders	(0.50)	(1.08)	(1.23)	(1.05)	(0.90)	(0.92)
Net asset value, end of period	$16.22	$15.33	$16.02	$15.05	$15.03	$15.57
Market price, end of period	$19.60	$17.77	$18.77	$17.50	$19.50	$17.85

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	8.71%[4]	1.98%	14.15%	6.94%	1.59%	0.21%
Based on market price	13.32%[4]	0.89%	15.02%	(4.16)%	14.97%	1.80%

Ratio to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.63%[6]	1.66%	1.57%	1.75%	1.70%	1.58%
Total expenses after fees waived and before fees paid indirectly[5]	1.54%[6]	1.52%	1.36%	1.45%	1.34%	1.14%
Total expenses after fees waived and paid indirectly[5]	1.54%[6]	1.52%	1.36%	1.45%	1.34%	1.09%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5,7]	1.46%[6]	1.44%	1.31%	1.37%	1.31%	1.09%
Net investment income	6.33%[6]	6.81%	6.71%	7.43%	7.14%	6.85%
Dividends to AMPS Shareholders	0.09%[6]	0.17%	0.16%	0.72%	1.90%	1.69%
Net investment income to Common Shareholders	6.24%[6]	6.64%	6.55%	6.71%	5.24%	5.16%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$25,611	$24,155	$25,141	$23,483	$23,347	$24,053
AMPS outstanding at $25,000 liquidation preference, end of period (000)	$11,675	$11,675	$11,675	$11,675	$12,175	$13,525
Portfolio turnover	17%	12%	26%	32%	11%	12%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	$79,842	$76,725	$78,836	$75,286	$72,948	$69,463

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	53

Financial Highlights	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,			Period January 1, 2008 to August 31, 2008	Year Ended December 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.01	$13.52	$12.19	$12.55	$13.10	$13.90	$13.59
Net investment income[1]	0.44	0.90	0.89	0.83	0.59	0.92	0.90
Net realized and unrealized gain (loss)	1.12	(0.54)	1.31	(0.43)	(0.58)	(0.82)	0.47
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.13)	(0.17)	(0.31)	(0.25)
Net realized gain	—	—	—	—	—	—	(0.03)
Net increase (decrease) from investment operations	1.55	0.33	2.17	0.27	(0.16)	(0.21)	1.09
Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)	(0.84)	(0.84)	(0.63)	(0.39)	(0.59)	(0.68)
Net realized gain	—	—	—	—	—	(0.00)[2]	(0.10)
Total dividends and distributions to Common Shareholders	(0.42)	(0.84)	(0.84)	(0.63)	(0.39)	(0.59)	(0.78)
Net asset value, end of period	$14.14	$13.01	$13.52	$12.19	$12.55	$13.10	$13.90
Market price, end of period	$14.60	$13.11	$13.98	$12.00	$11.22	$11.95	$13.10

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	12.05%[4]	2.78%	18.40%	3.29%	(1.01)%[4]	(1.23)%	8.30%
Based on market price	14.81%[4]	0.16%	24.37%	13.73%	(2.99)%[4]	(4.40)%	1.99%

Ratio to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.33%[6]	1.39%	1.39%	1.54%	1.77%[6]	1.47%	1.64%
Total expenses after fees waived and before
fees paid indirectly[5]	1.32%[6]	1.39%	1.38%	1.54%	1.77%[6]	1.47%	1.64%
Total expenses after fees waived and paid indirectly[5]	1.32%[6]	1.39%	1.38%	1.54%	1.77%[6]	1.47%	1.64%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,7]	1.30%[6]	1.36%	1.35%	1.45%	1.73%[6]	1.47%	1.64%
Net investment income[5]	6.57%[6]	7.15%	6.95%	7.50%	6.82%[6]	6.78%	6.61%
Dividends to AMPS Shareholders	0.12%[6]	0.22%	0.24%	1.22%	2.03%[6]	2.27%	2.07%
Net investment income to Common Shareholders	6.45%[6]	6.93%	6.71%	6.28%	4.79%[6]	4.51%	4.54%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$33,308	$30,611	$31,739	$28,575	$29,416	$30,717	$32,581
AMPS outstanding at $50,000 liquidation preference,
end of period (000)	$18,500	$18,500	$18,500	$18,500	$18,500	$20,000	$20,000
Portfolio turnover	6%	10%	12%	12%	5%	18%	9%
Asset coverage per AMPS at $50,000 liquidation preference,
end of period	$140,020	$132,732	$135,785	$127,234	$129,523	$126,835	$131,484

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Maryland Municipal Bond Trust (“BZM”), BlackRock New Jersey Municipal Bond Trust (“BLJ”), BlackRock New York Municipal Bond Trust (“BQH”), BlackRock New York Municipal Income Quality Trust (“BSE”), BlackRock Virginia Municipal Bond Trust (“BHV”) (collectively the “Bond Trusts”), BlackRock MuniHoldings New York Quality Fund, Inc. (“MHN”), BlackRock New York Municipal Income Trust II (“BFY”) and The Massachusetts Health & Education Tax-Exempt Trust (“MHE”) (all, collectively the “Trusts”) are registered under the 1940 Act, as non-diversified, closed-end management investment companies. The Trusts are organized as a Delaware statutory trusts except MHN and MHE, which are organized as a Maryland corporation and a Massachusetts business trust, respectively. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the “financial statements. Actual results could differ from those estimates. The Board of Trustees and the Board of Directors of the Trusts are referred to throughout this report as the “Board of Trustees” or the “Board” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAV of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts’ fair value their financial instruments at market value using independent dealers or pricing services under policies approved by each Trust’s Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Trusts leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of a Trust (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Trust. The TOB may also be terminated without the consent of a Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended February 29, 2012, no TOBs that the Trusts participated in were terminated without the consent of the Trusts.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Trust in exchange for TOB trust certificates. The Trusts typically invest the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	55

Notes to Financial Statements (continued)

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At February 29, 2012, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for TOB trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates
BZM	$3,275,100	$1,500,000	0.26%
MHN	$148,644,872	$72,296,820	0.16% – 0.31%
BLJ	$6,422,501	$3,294,783	0.17% – 0.22%
BQH	$5,227,735	$2,970,940	0.13% – 0.26%
BSE	$27,631,278	$15,280,362	0.13% – 0.26%
BFY	$9,153,163	$5,116,529	0.13% – 0.26%
BHV	$6,958,394	$3,857,550	0.13% – 0.16%
MHE	$3,737,478	$2,009,595	0.15% – 0.17%

For the six months ended February 29, 2012, the Trusts’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BZM	$1.500,000	0.69%
MHN	$70,755,702	0.76%
BLJ	$1,862,090	0.71%
BQH	$1,158,173	0.84%
BSE	$11,165,981	0.73%
BFY	$2,148,415	0.94%
BHV	$3,119,677	0.68%
MHE	$1,691,792	0.52%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Trusts’ NAV per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Trusts will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2011 (three years ended August 31, 2011 and the period ended August 31, 2008 for MHE). The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts’ financial statement disclosures.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Offering Costs: Certain Trusts incurred costs in connection with its issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which are amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to the Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trusts and counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Trusts as unrealized appreciation or depreciation. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of February 29, 2012

		Liability Derivatives
		BLJ	MHE
	Statement of Assets and
	Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/deprecation[1]	$9,978	$8,443

1 Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations
Six Months Ended February 29, 2012

	Net Realized Gain (Loss) from
	BZM	MHN	BLJ	BQH	BSE	BFY	BHV	MHE
Interest rate contracts:
Financial futures contracts	$(17,166)	$279,285	$ 23,367	$26,110	$58,698	$46,194	$(17,166)	$21,772

					Net Change in Unrealized Appreciation/Depreciation on
					BZM	BLJ	BHV	MHE
Interest rate contracts:
Financial futures contracts					$(1,787)	$(12,838)	$(1,787)	$(11,303)

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	57

Notes to Financial Statements (continued)

For the year ended February 29, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BZM	MHN	BLJ	BQH	BSE	BFY	BHV	MHE
Interest rate contracts:
Average number of contracts purchased	15	138	—	13	29	23	15	—
Average number of contracts sold	—	—	7	—	—	—	—	6
Average notional value of contracts
purchased	$1,964,794	$17,982,668	—	$1,694,019	$3,778,891	$2,997,111	$1,964,794	—
Average notional value of contracts sold	—	—	$853,227	—	—	—	—	$721,961

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee based on a percentage each Trust’s average weekly net assets except for MHN and MHE, which are based on average daily net assets at the following annual rates:

BZM	0.65%
MHN	0.55%
BLJ	0.65%
BQH	0.65%
BSE	0.55%
BFY	0.55%
BHV	0.65%
MHE	0.50%

Average weekly net assets and average daily net assets are the average weekly or the average daily value of each Trust’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive a portion of the investment advisory fees with respect to the Bond Trusts, excluding BSE, at an annual rate as a percentage of the average weekly net assets of 0.05% through April 2012. With respect to BFY, the waiver, as a percentage of its weekly net assets is 0.05% through July 2012. With respect to MHN, the Manager voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOBs that exceed 35% of total assets minus the sum of its accrued liabilities. For the six months ended February 29, 2012, the Manager waived the following amounts, which are included in fees waived by advisor in the Statements of Operations.

BZM	$11,992
MHN	$189,323
BLJ	$11,821
BQH	$16,328
BFY	$30,114
BHV	$9,850

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pay to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended February 29, 2012, the amounts waived were as follows:

BZM	$260
MHN	$8,828
BLJ	$4,287
BQH	$698
BSE	$1,172
BFY	$1,461
BHV	$224
MHE	$265

The Manager entered into sub-advisory agreements with BlackRock Investment Management LLC (“BIM”) for MHN and MHE and BlackRock Financial Management, Inc. (“BFM”) for all other Trusts. BIM and BFM are affiliates of the Manager. The Manager pays BIM and BFM, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities, for the six months ended February 29, 2012, were as follows:

	Purchases	Sales
BZM	$ 3,516,573	$ 1,430,602
MHN	$66,476,703	$72,134,915
BLJ	$ 9,097,454	$ 8,514,384
BQH	$14,241,948	$13,084,489
BSE	$29,766,178	$25,209,850
BFY	$18,551,443	$14,729,395
BHV	$ 7,158,242	$ 6,657,062
MHE	$ 3,831,956	$ 3,119,401

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

5. Income tax Information:

As of August 31, 2011, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BZM	MHN	BSE	BFY	BHV	MHE
2013	—	$15,054,033	—	—	—	—
2014	—	1,097,743	—	—	—	—
2015	—	2,782,666	—	$ 70,160	—	$ 35,869
2016	—	710,089	—	383,137	—	285,683
2017	—	4,069,997	$1,583,452	254,346	—	375,230
2018	—	3,861,956	1,544,362	357,549	—	32,672
2019	$57,495	673,531	—	255,001	$51,866	74
Total	$57,495	$28,250,015	$3,127,814	$1,320,193	$51,866	$729,528

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Trusts after August 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BZM	MHN	BLJ	BQH	BSE	BFY	BHV	MHE
Tax cost	$45,109,801	$670,111,524	$51,411,868	$59,619,432	$128,404,880	$113,186,189	$32,257,631	$47,579,371
Gross unrealized appreciation	$ 2,201,642	$ 48,031,904	$ 4,701,820	$ 4,726,368	$ 9,857,585	$ 8,722,896	$ 3,460,075	$ 3,848,225
Gross unrealized depreciation	(83,977)	(4,505,034)	(458,119)	(721,598)	(118,785)	(785,733)	(88,446)	(29,039)
Net unrealized appreciation (depreciation)	$ 2,117,665	$ 43,526,870	$ 4,243,701	$ 4,004,770	$ 9,738,800	$ 7,937,163	$ 3,371,629	$ 3,819,186

6. Concentration, Market and Credit Risk

Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counter-party credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

As of February 29, 2012, the BZM, BQH and BFY invested a significant portion of its assets in securities in the County/City/Special District/School District sector. MHN invested a significant portion of its assets in securities in the Transportation and County/City/Special District/School District sectors. BLJ invested a significant portion of its assets in securities in the State sector. BSE invested a significant portion of its assets in securities in the Transportation and Education sectors. BHV invested a significant portion of its assets in securities in the Health sector. MHE invested a significant portion of its assets in securities in the Education and Health sectors. Changes in economic conditions affecting the County/City/Special District/School District, Education, Health, State, Transportation sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

Each Trust, except for MHN, is authorized to issue unlimted number of shares (200 million shares for MHN), all of which were initially classified as Common Shares. The par value for the Trusts’ Common and Preferred Shares, except for MHN and MHE, is $0.001 per share ($0.10 for MHN and $0.01 for MHE). The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	59

Notes to Financial Statements (continued)

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
BZM	2,763	9,032
MHN	45,914	103,507
BLJ	1,338	2,281
BQH	5,026	6,756
BSE	6,486	2,348
BFY	6,925	16,761
BHV	2,749	6,753
MHE	2,762	5,980

Preferred Shares

The Trusts’ Preferred Shares rank prior to the Trusts’ Common Shares as to the payment of dividends by the Trusts and distribution of assets upon dissolution or liquidation of the Trusts. The 1940 Act prohibits the declaration of any dividend on the Trusts’ Common Shares or the repurchase of the Trusts’ Common Shares if the Trusts fail to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Trusts’ are restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Trusts fail to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change the Trusts’ sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MHN, BQH, BSE and BFY (collectively, the “VRDP Trusts”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933 and include a liquidity feature that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The VRDP Trusts are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of an unsuccessful remar-keting, the VRDP Trusts are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

The VRDP Shares issued for the six months ended February 29, 2012 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BQH	9/15/11	221	$22,100,000	10/01/41
BSE	9/15/11	405	$40,500,000	10/01/41
BFY	9/15/11	444	$44,400,000	10/01/41

The VRDP Shares issued for the year ended August 31, 2011 were as follows:

		Shares	Aggregate	Maturity
	Issue Date	Issued	Principal	Date
MHN	6/30/11	2,346	$243,600,000	7/01/41

The VRDP Trusts entered into a fee agreement with the liquidity provider that requires a per annum liquidity fee to be paid to the liquidity provider. These fees are shown as liquidity fees in the Statements of Operations.

The fee agreement between the VRDP Trusts and the liquidity provider is for a one-year term and is scheduled to expire on June 27, 2012 for MHN and September 12, 2012 for BQH, BSE and BFY unless renewed or terminated in advance. In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Trusts do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Trusts are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Trusts are required to begin to segregate liquid assets with the VRDP Trusts’ custodians to fund the redemption. There is no assurance the VRDP Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to maturity date, each VRDP Trust is required to begin to segregate liquid assets with the VRDP Trust’s custodian to fund the redemption. In addition, VRDP Trusts are required to redeem certain of its outstanding VRDP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of VRDP Trusts. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of VRDP Shares prior to the initial termination date of the fee agreement, VRDP Trusts must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

upon a spread over a base rate and cannot exceed a maximum rate as discussed below. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Moody’s has announced a review of its rating methodologies with respect to investment company securities, and any amendments to its rating methodologies may adversely affect Moody’s current long-term ratings of the VRDP Shares.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares. Although not directly correlated, a change in the short-term credit rating of the VRDP Shares may adversely affect the dividend rate paid on such shares. As of February 29, 2012, the short-term ratings of the liquidity provider and the VRDP Shares are P-1/F-1 and P-1/F-1 as rated by Moody’s and Fitch, respectively. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories. Moody’s has placed the liquidity providers and the short-term ratings of the VRDP Shares on review for possible downgrade.

For financial reporting purposes, VRDP Shares are considered debt of the issuer; therefore, the liquidation value of VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Trusts pay commissions of 0.10% on the aggregate principal amount of all VRDP Shares, which are included in remarketing fees on Preferred Shares in the Statements of Operations. All of MHN, BQH, BSE and BFY’s VRDP Shares have successfully remarketed since issuance, with an annualized dividend rate of 0.30% for MHN and 0.27% for BQH, BSE and BFY, for the six months ended February 29, 2012.

VRDP Shares issued and outstanding for MHN remained constant during the six months ended February 29, 2012.

AMPS

The AMPS are redeemable at the option of BZM, BLJ, BHV and MHE (collectively, the “AMPS Funds”), in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The AMPS are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the AMPS Funds, as set forth in each AMPS Funds’ Articles Supplementary (the “Governing Instrument”) are not satisfied.

From time to time in the future, each AMPS Fund may effect repurchases of its AMPS at prices below their liquidation preference as agreed upon by the Trust and seller. Each AMPS Fund also may redeem its AMPS from time to time as provided in the applicable Governing Instrument. Each AMPS Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The AMPS Funds had the following series of AMPS outstanding, effective yields and reset frequency as of February 29, 2012:

	Series	AMPS	Effective Yield	Reset Frequency Days
BZM	R-7	640	0.24%	7
BLJ	M-7	751	0.24%	7
BHV	R-7	467	0.24%	7
MHE	A	185	0.21%	7
	B	185	0.23%	7

Dividends on seven-day AMPS are cumulative at a rate, which is reset every seven days, based on the results of an auction. If the AMPS fail to clear the auction on an auction date, each Trust is required to pay the maximum applicable rate on the AMPS to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of AMPS is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the AMPS for each Trust for the six months ended February 29, 2012 were as follows:

	Series	Low	High	Average
BZM	R-7	0.11%	0.27%	0.20%
BLJ	M-7	0.11%	0.27%	0.20%
BQH	T-7	0.24%	0.27%	0.26%
BSE	R-7	0.23%	0.27%	0.25%
BFY	W-7	0.24%	0.26%	0.25%
BHV	R-7	0.11%	0.27%	0.20%
MHE	A	0.11%	0.26%	0.20%
	B	0.11%	0.27%	0.20%

Since February 13, 2008, the AMPS of the Trusts failed to clear any of their auctions. As a result, the AMPS dividend rates were reset to the maximum applicable rate, which ranged from 0.11% to 0.27% for the six months ended February 29, 2012. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of AMPS. A failed auction occurs when there are more sellers of a Trust’s AMPS than buyers. A successful auction for the Trusts’ AMPS may not occur for some time, if ever, and even if liquidity does resume, holders of AMPS may not have the ability to sell the AMPS at their liquidation preference.

The AMPS Funds pay commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Certain broker dealers have individually agreed to reduce com-

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	61

Notes to Financial Statements (concluded)

missions for failed auctions. The commissions paid to these broker dealers are included in remarketing fees on Preferred Shares in the Statements of Operations.

During the six months ended February 29, 2012, BQH, BSE and BFY announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregrate Principal
BQH	T-7	10/12/11	885	$22,125,000
BSE	R-7	10/07/11	1,623	$40,575,000
BFY	W-7	10/06/11	1,779	$44,475,000

During the year ended August 31, 2011, MHN announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregrate Principal
MHN	A	7/21/11	1,479	$36,975,000
	B	7/22/11	1,479	$36,975,000
	C	7/19/11	2,366	$59,150,000
	D	7/18/11	2,864	$71,600,000
	E	7/20/11	1,557	$38,925,000

MHN, BQH, BSE and BFY financed the AMPS redemptions with proceeds received from the issuance of VRDP Shares.

AMPS issued and outstanding remained constant for the six months ended February 29, 2012 and the year ended August 31, 2011 for the AMPS Funds.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on April 2, 2012 to Common Shareholders of record on March 15, 2012 as follows:

Common Dividend Per Share
BZM	$0.0790
MHN	$0.0795
BLJ	$0.0780
BQH	$0.0820
BSE	$0.0715
BFY	$0.0835
BHV	$0.0830
MHE	$0.0700

The dividends declared on AMPS or VRDP Shares for the period March 1, 2012 to March 31, 2012 were as follows:

	Series	Dividends Declared
BZM AMPS	R-7	$3,776
MHN VRDP Shares	W-7	$74,211
BLJ AMPS	M-7	$3,665
BQH VRDP Shares	W-7	$6,521
BSE VRDP Shares	W-7	$11,951
BFY VRDP Shares	W-7	$13,102
BHV AMPS	R-7	$2,755
MHE AMPS	A	$2,124
	B	$1,513

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Officers and Trustees[1]

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit    Committee and Trustee
Paul L. Audet, Trustee
Michael J. Castellano, Trustee and Member of the Audit
   Committee
Frank J. Fabozzi, Trustee and Member of the Audit
   Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money
   Laundering Officer
Ira P. Shapiro, Secretary

[1]	John F. Powers, who was a Trustee of the Trusts, resigned as of February 21, 2012.

Investment Advisor
BlackRock Advisors, LLC
WIlmington, DE 19809

Sub-Advisors
BlackRock Financial Management, Inc.2
New York, NY 10055

BlackRock Investment Management, LLC3
Princeton, NJ 08540

Custodians
State Street Bank and Trust Company4
Boston, MA 02110

The Bank of New York Mellon5
New York, NY 10286

Transfer Agents
Common Shares
Computershare Trust Company, N.A.
Canton, MA 02021

AMPS Auction Agent
The Bank of New York Mellon4
New York, NY 10286

VRDP Tender and Paying Agent
The Bank of New York Mellon5,6
New York, NY 10289

VRDP Liquidity Providers
Bank of America, N.A.5
New York, NY 10036

Morgan Stanley & Co. LLC6
New York, NY 10036

VRDP Remarketing Agents
Merrill Lynch, Pierce, Fenner & Smith, Incorporated5
New York, NY 10036

Morgan Stanley & Co. LLC6
New York, NY 10036

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

[2]	For all Trusts except MHN and MHE.
[3]	For MHN and MHE.
[4]	For all Trusts except MHN.
[5]	For MHN.
[6]	For BQH, BSE and BFY.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	63

Additional Information

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

On July 29, 2010, the Manager announced that a derivative complaint had been filed by shareholders of BSE and BQH on July 27, 2010 in the Supreme Court of the State of New York, New York County. The complaint names the Manager, BlackRock, Inc. and certain of the trustees, officers and portfolio managers of BSE and BQH as defendants. The complaint alleges, among other things, that the parties named in the complaint breached fiduciary duties owed to BSE and BQH and their Common Shareholders by redeeming auction-market preferred shares, auction rate preferred securities, auction preferred shares and auction rate securities (collectively, “AMPS”) at their liquidation preference. The complaint seeks unspecified damages for losses purportedly suffered by BSE and BQH as a result of the prior redemptions and injunctive relief preventing BSE and BQH from redeeming AMPS at their liquidation preference in the future. The Manager, BlackRock, Inc. and the other parties named in the complaint believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

On November 10, 2011, the Board of MHE approved the removal of MHE’s non-fundamental investment policy requiring that counterparties with respect to interest rate swap, cap or floor transactions (“Interest Rate Transactions”) be rated in the highest rating category of at least one NRSRO (e.g., AAA/Aaa). As a result of this investment policy change, MHE may enter into Interest Rate Transactions with any counterparties approved by the Manager. Such counterparties may entail a greater degree of credit risk or risk of nonperformance than counterparties rated in the highest rating category of a NRSRO (e.g., AAA/Aaa). The Manager will seek to minimize MHE’s exposure to counterparty risk by entering into Interest Rate Transactions with counterparties the Manager believes to be creditworthy at the time they enter into such transactions. To the extent MHE engages in Interest Rate Transactions, shareholders of MHE will be dependent on the analytical ability of the Manager to evaluate the credit quality of counter-parties to such transactions. In the event of the insolvency of a counter-party, MHE may not be able to recover its assets, in full or at all, during the insolvency process. In addition, counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. The foregoing investment policy amendment will not alter MHE’s investment objective.

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Additional Information (continued)

General Information (concluded)

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	65

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEF-STMUNI-8-2/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: May 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: May 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: May 1, 2012